April 30, 2002                                                 SEMIANNUAL REPORT

    SUNAMERICA STYLE SELECT SERIES, INC.

     STYLE SELECT SERIES LARGE-CAP GROWTH PORTFOLIO (SSGAX,
         SLGBX, SLGTX)
     STYLE SELECT SERIES MID-CAP GROWTH PORTFOLIO (SSMAX,
         SSMBX, SMCTX)
     SUNAMERICA VALUE FUND (SSVAX, SSVBX, SVPCX, FORMERLY
         KNOWN AS THE STYLE SELECT SERIES MULTI-CAP VALUE
         PORTFOLIO)

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                      [LOGO]

SunAmerica Style SELECT Series
April 30, 2002                                                 SEMIANNUAL REPORT

Dear Shareholders:

    We are pleased to present this semiannual report for the SunAmerica Style SELECT Series Large-Cap Growth Portfolio, the SunAmerica Style SELECT
Series Mid-Cap Growth Portfolio and the SunAmerica Value Fund (formerly known as the Style SELECT Series Multi-Cap Value Portfolio) for the period ended
April 30, 2002.

    Please note that the Large-Cap Growth and Mid-Cap Growth Portfolios are scheduled to be reorganized as of August 15th, pending shareholder approval. At that time, the assets of the Style SELECT Series Large-Cap Growth Portfolio will be merged into SunAmerica's Focused Large-Cap Growth Portfolio. The assets of the Style SELECT Series Mid-Cap Growth Portfolio will be merged into SunAmerica's Focused Multi-Cap Growth Portfolio. More information regarding these fund mergers will be provided shortly. In addition, as of April 16, 2002, the SunAmerica Value Fund will be managed solely by Phillip Davidson and his team at American Century. You may also call us at 800-858-8850, x5660 for more information regarding our unique Focused Portfolios.

    On the following pages, you will find a discussion of the Portfolios' investment performance over the six months ended April 30, 2002. The conversations highlight key factors influencing recent performance of the Portfolios and are followed by detailed financial statements for the semiannual period.

    Our continuing goal is to provide you with high-quality investment management services across a range of broad-based and specialized mutual funds. As always, we thank you for investing in our family of funds. We value your confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President
AIG SunAmerica Mutual Funds

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
      TABLE OF CONTENTS

---------------------------------------------

       STYLE SELECT SERIES PORTFOLIO REVIEW..............   2

       STATEMENT OF ASSETS AND LIABILITIES...............   8

       STATEMENT OF OPERATIONS...........................  10

       STATEMENTS OF CHANGES IN NET ASSETS...............  11

       FINANCIAL HIGHLIGHTS..............................  13

       PORTFOLIO OF INVESTMENTS..........................  16

       NOTES TO FINANCIAL STATEMENTS.....................  27

SUNAMERICA STYLE SELECT SERIES LARGE-CAP GROWTH PORTFOLIO

FRANCIS GANNON AND TEAM, Portfolio management team
AIG SUNAMERICA ASSET MANAGEMENT

HOW DID YOU MANAGE YOUR PORTION OF THE PORTFOLIO* OVER THE PAST SIX MONTHS?

    During the semiannual period, most of the major equity market indices delivered positive performance, as signs of economic recovery helped to boost investor confidence. The S&P 500 Index climbed 2.31%, the Dow Jones Industrial Average gained 10.59% and the NASDAQ Composite Index rose 0.06%.

    Management of our portion of the Portfolio over the past six months largely involved two strategies that we implemented at the end of 2001 and the beginning of 2002. First, we increased the scope of the Portfolio's diversification in order to reduce risk. Second, we made investments in those sectors that we think are best positioned to benefit from economic recovery. These sectors include energy, defense and financials.

    Our energy investments reflect our belief that the sector should see gains as the economy improves and energy utilization increases. While we hope the current turmoil in the Middle East comes to a peaceful resolution soon, it appears likely that the fighting may continue for some time. Thus, the war premium in crude oil prices will likely be sustained, at least for the near term. We purchased energy stocks in late 2001 because many of them were inexpensive at that point and provided the Portfolio with some great values.

    Defense companies experienced rapid growth in the 1980s followed by a downturn in the 1990s, leading to industry consolidation. This cycle of change created strong efficiencies in the sector, which leads us to conclude that new incremental orders will enhance profitability. We believe that the operating leverage is enormous.

    We continue to believe that the financial sector will outperform in 2002. The credit cycle is, in our view, going to be quite powerful as the economy improves. Our focus is on credit card issuers, regional banks and some property and casualty insurance companies.

WOULD YOU GIVE US MORE SPECIFIC EXAMPLES?

    In the energy sector, we purchased Nabors, Smith International and GlobalSantaFe during the semiannual period, all of which have been good performers. In the defense sector, we owned Lockheed-Martin, Rockwell-Collins and Raytheon. In the financial sector, we owned Bank of America, American Express and Household International.

    Our favorite retail positions in the Portfolio were Wal-Mart Stores and Home Depot. Some of the bigger media/ advertising names we purchased during the period included Viacom and Clear Channel Communications. Caterpillar is a cyclical stock we recently bought. In addition to these new positions, we also purchased chemical stock DuPont for the Portfolio. Among technology stocks, we held positions in blue chips such as IBM, Microsoft and Intel.

* The Large-Cap Growth Portfolio is equally managed by Janus, Jennison Associates and AIG SunAmerica Asset Management.

SUNAMERICA STYLE SELECT SERIES LARGE-CAP GROWTH PORTFOLIO

WHAT IS YOUR INVESTMENT OUTLOOK FOR THE REMAINDER OF THE YEAR?

    We anticipate 3% growth in U.S. GDP by the end of 2002. This rate of growth is lower than the 7% growth rate the U.S. economy typically experiences in the wake of a recession. This deviation from the historical norm is tied to the nature of the recessionary forces of 2001, which proved to be moderate overall. Given these conditions, we believe the country probably will witness a commensurately mild recovery. Even so, as companies rebuild depleted inventories, we are confident that we can anticipate consistent GDP growth throughout 2002.

    In our view, the equity market is currently caught in a trading range. As earnings season continues, investors remain skittish about the general strength of the U.S. economic recovery and the fact that corporations have yet to exhibit positive earnings gains to support a capital spending recovery. We firmly believe that corporate earnings growth must return to the market in order for stocks to break out of this range.

    Most of Corporate America anticipates a better second half of 2002 than the first half, and we also expect to see a positive progression in earnings growth throughout the year. We also anticipate a mild rally in the bond market, which, in turn, may potentially boost the stock market. Of course, some concerns do exist, one being the possibility of U.S. involvement in a war with Iraq and possibly Iran by the end of the year. Nonetheless, we remain constructive on the equity market for the remainder of this year.

    Within the context of recent events, we expect stock market returns more in line with those we have historically experienced, roughly 8% to 10% gains for the S&P 500 Index. The market will undoubtedly experience volatility going forward, as it continues to assimilate the events of the past several months, including the economic effects of September 11th and the collapse of Enron and related corporate accounting issues. In the Portfolio, we continue to remain diversified and to focus on those sectors of the market that will likely benefit from an economic recovery.

                                              AVERAGE ANNUAL RETURNS AS OF 4/30/02
                                                                                                                     RETURN
                                                                                                                      SINCE
                                                                                                                    INCEPTION
                             6 MOS             1 YR              3 YR              5 YR             10 YR          (10/15/97)
                         --------------   ---------------   ---------------   ---------------   --------------   ---------------
A SHARES AT NET ASSET
  VALUE................          -1.74%           -24.17%            -9.90%               N/A              N/A            -0.49%
A SHARES WITH MAXIMUM
  SALES CHARGE.........          -7.36%           -28.52%           -11.66%               N/A              N/A            -1.78%

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE
          PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

SUNAMERICA STYLE SELECT SERIES MID-CAP GROWTH PORTFOLIO

BRIAN W. H. BERGHUIS AND TEAM, Portfolio management team
T. ROWE PRICE

HOW DID YOU MANAGE YOUR PORTION OF THE PORTFOLIO* OVER THE PAST SIX MONTHS?

    Mid-capitalization stocks shone during the semiannual period, outperforming both their large-cap and small-cap brethren. However, continuing the trend from the last fiscal year, growth stocks across all equity market capitalizations lagged value stocks. Growth stocks saw strong performance during the last months of 2001, but it was not enough to overcome the outperformance of value stocks in 2002 year to date. In the mid-cap sector, the S&P MidCap 400/BARRA Growth Index produced a six-month return of 14.08% for the period ended April 30, 2002, while the S&P MidCap 400/ BARRA Value Index produced a six-month return of 25.81%. This environment hindered the growth-oriented Portfolio's performance during the semiannual period, when comparing its performance to the S&P MidCap 400 Index.

    As growth investors, we believe that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. We favor mid-cap companies that are small enough to adapt quickly to changing market conditions and trends yet mature enough to have successful products and experienced management. However, we will not automatically sell or cease to purchase stock of a company we already own just because the company's market capitalization grows or falls outside the mid-cap range. In selecting investments, we generally favor companies that:

- have proven products or services;

- have a record of above-average earnings growth;

- have demonstrated potential to sustain earnings growth;

- operate in industries experiencing increasing demand; or

- have stock prices that appear to undervalue their growth prospects.

    We continued to run a broadly diversified Portfolio, seeking to minimize the penalties that came quickly to stocks with any sign of bad news during the semiannual period. Overweighted positions in industrials, business services, and financials within our portion of the Portfolio helped performance. Despite being slightly underweight in health care, strong stock selection within this sector also boosted returns. Our holdings in the energy sector also contributed positively to Portfolio performance. Our heavy underweighting in the strongly performing information technology sector was the largest detractor from Portfolio performance. We had generally stayed away from information technology due to our conservative growth approach.

WOULD YOU GIVE US MORE SPECIFIC EXAMPLES?

    Within the health care sector, we limited exposure to the biotechnology industry, which faced a challenging period. Any bad news resulted in heavy punishment from investors. We focused instead on health services, medical products, and drug companies.

* The Mid-Cap Growth Portfolio is equally managed by T. Rowe Price, Morgan Stanley Asset Management and AIG SunAmerica Asset Mangement Corp.

SUNAMERICA STYLE SELECT SERIES MID-CAP GROWTH PORTFOLIO

    For the semiannual period, top contributors to our portion of the Portfolio's performance included Affiliated Computer Services (business services), BJ Services (energy services), and Concord EFS (business services). The top detractors from performance were Western Wireless (telecommunications), Triton PCS (telecommunications), and Sepracor (drugs).

WHAT IS YOUR INVESTMENT OUTLOOK FOR THE REMAINDER OF THE YEAR?

    In our view, mid-cap stocks continue to be one of the most promising areas of the equity market. Valuations remain attractive relative to large-cap stocks, despite strong relative performance over the past three years. In fact, we believe we are still in the middle innings of a multi-year cycle of mid-cap equity outperformance.

    At the same time, a great deal of uncertainty remains in the equity market environment looking ahead. Thus, we continue to favor the steady growth industries, such as health care services and business services, that have performed so well for us both recently and over the long term.

                                              AVERAGE ANNUAL RETURNS AS OF 4/30/02
                                                                                                                       RETURN
                                                                                                                       SINCE
                                                                                                                     INCEPTION
                                 6 MON             1 YR              3 YR             5 YR            10 YR          (11/19/96)
                             --------------   ---------------   --------------   --------------   --------------   --------------
A SHARES AT NET ASSET
  VALUE....................           5.61%           -16.45%           -2.88%            8.75%              N/A            5.54%
A SHARES WITH MAXIMUM SALES
  CHARGE...................          -0.46%           -21.27%           -4.78%            7.47%              N/A            4.40%

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE
          PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

SUNAMERICA VALUE FUND

PHILLIP DAVIDSON AND TEAM, Portfolio management team
AMERICAN CENTURY

HOW DID YOU MANAGE THE FUND OVER THE PAST SIX MONTHS?

    We manage the Fund utilizing our classic value-driven strategy that seeks to identify leading businesses selling at a discount to fair value and the catalyst that will cause them to return to fair value. Five value price screens are used to screen the domestic stock universe for companies selling at discounts to fair value. Fundamental research then determines which of these companies provide the best risk-reward potential.

    For the six months ended April 30, 2002, the Fund outperformed both the S&P 500 BARRA Value Index and the Russell 1000 Value Index, which returned 3.0% and 8.9%, respectively. The Fund's Class A shares returned 11.49%. The Fund also outperformed its Lipper category average, which returned 8.86% for the same period. (Returns do not reflect the impact of sales charges.)

    The primary contributor to this outperformance was strong individual stock selection. Working on a bottom-up basis, all stocks are selected based upon their individual merits. We make no attempt to diversify among industries or sectors. That said, the top contributors to performance on a sector basis during the semiannual period were financial, basic material, consumer noncyclical, and industrial stocks.

WOULD YOU GIVE US MORE SPECIFIC EXAMPLES?

    The best performing stock in the Fund during the semiannual period was 3M Company. 3M has been reaping the benefits of a restructuring in senior management that occurred approximately 18 months ago. The company surpassed earnings forecasts for both the fourth quarter of 2001 and the first quarter of 2002. The new CEO continues to streamline the global conglomerate that has major operations in chemical, health care, technology, and office products.

    The second best performing stock for the period was Allstate Corporation. Allstate is a leading personal and casualty provider in the United States. Its business mix includes home, auto, life, and personal liability insurance. Higher catastrophe losses in 2001 temporarily depressed margins and caused the stock to fall to levels that were attractive to us. This trend since reversed, and the company posted stronger earnings and revenues for the first quarter of 2002. The result was appreciation of its stock price.

    Clorox was also a major contributor to the Fund's semiannual performance. Clorox had been a core holding in the portfolio since the fourth quarter of 2000, when the company announced that they were experiencing some segment problems that we believed to be temporary. Over the past 18 months, the stock appreciated significantly as management has delivered on their plans to correct these issues.

    Other contributors to Fund performance during the period included Waste Management, Emerson Electric, United Parcel Services, HCA and A.G. Edwards.

    The stock that detracted the most from performance during this period was Bristol Myers Squibb. Inventory problems announced at the end of the first quarter of 2002 were a surprise to investors and resulted in a major sell-off.

SUNAMERICA VALUE FUND

WHAT IS YOUR INVESTMENT OUTLOOK FOR THE REMAINDER OF THE YEAR?

    The overall economic environment appears to be improving, and this should provide a better backdrop for companies that have struggled due to the weak economy. Regardless of the market or economic outlook, though, we intend to continue to execute our investment discipline in search of undervalued companies. More specifically, we continue to search for good companies that are selling at a discount to their fair market value due to reasons we believe to be temporary. This style of investing has rewarded investors in many different market cycles, and we continue to believe we will be successful in the future in finding these types of companies.

                                              AVERAGE ANNUAL RETURNS AS OF 4/30/02
                                                                                                                       RETURN
                                                                                                                       SINCE
                                                                                                                     INCEPTION
                                  6 MON             1 YR             3 YR             5 YR            10 YR          (11/19/96)
                             ---------------   --------------   --------------   --------------   --------------   --------------
A SHARES AT NET ASSET
  VALUE....................           11.49%            4.76%            4.83%            8.75%              N/A            9.61%
A SHARES WITH MAXIMUM SALES
  CHARGE...................            5.09%           -1.26%            2.78%            7.47%              N/A            8.43%

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE
          PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

SUNAMERICA STYLE SELECT SERIES
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2002 -- (UNAUDITED)

                                                               LARGE-CAP      MID-CAP       SUNAMERICA
                                                                GROWTH         GROWTH         VALUE
                                                               PORTFOLIO     PORTFOLIO        FUND#
                                                              -----------------------------------------
ASSETS:
Investment securities, at value*............................  $69,007,483   $101,979,606   $161,645,566
Repurchase agreements (cost equals market)..................      777,000      2,115,000     16,357,000
Short-term securities*......................................    1,259,000      1,165,000             --
Cash........................................................           --             --         39,889
Foreign cash*...............................................           --             --          4,766
Receivable for investments sold.............................      555,532      1,234,465      4,064,448
Receivable for shares sold..................................      135,883        547,674        338,999
Interest and dividends receivable...........................       27,191         12,112        303,211
Receivable from investment adviser..........................       19,561         10,401            272
Prepaid expenses and other assets...........................        2,855          1,162          4,030
Receivable for variation margin on futures contracts........           --             --        190,650
Foreign currency contracts..................................           --             --             65
                                                              -----------   ------------   ------------
Total assets................................................   71,784,505    107,065,420    182,948,896
                                                              -----------   ------------   ------------
LIABILITIES:
Payable for investments purchased...........................      614,090        726,317      2,680,555
Payable for shares redeemed.................................      378,984        277,321        946,822
Distribution and service maintenance fees payable...........       49,897         70,234        114,743
Investment advisory and management fees payable.............       61,344         88,567        149,071
Other accrued expenses......................................      155,341        206,175        184,783
Due to custodian bank.......................................      135,685         21,141             --
Unrealized depreciation on forward foreign currency
 contracts..................................................           --             --          1,002
                                                              -----------   ------------   ------------
Total liabilities...........................................    1,395,341      1,389,755      4,076,976
                                                              -----------   ------------   ------------
Net assets..................................................  $70,389,164   $105,675,665   $178,871,920
                                                              ===========   ============   ============
*Identified cost
Investment securities.......................................  $72,458,442   $ 95,898,060   $160,504,707
                                                              ===========   ============   ============
Short-term securities.......................................  $ 1,259,000   $  1,165,000   $         --
                                                              ===========   ============   ============
Foreign cash................................................  $        --   $         --   $      4,766
                                                              ===========   ============   ============

--------------

#Formerly Multi-Cap Value Portfolio

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2002 -- (UNAUDITED)
(CONTINUED)

                                                               LARGE-CAP      MID-CAP       SUNAMERICA
                                                                GROWTH         GROWTH         VALUE
                                                               PORTFOLIO     PORTFOLIO        FUND#
                                                              -----------------------------------------
NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001 par value (1 billion shares
 authorized)................................................  $       674   $        999   $      1,139
Paid-in capital.............................................  101,409,643    148,037,634    166,265,606
                                                              -----------   ------------   ------------
                                                              101,410,317    148,038,633    166,266,745
Accumulated undistributed net investment income (loss)......     (576,075)    (1,082,856)        15,118
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, foreign currency, and other
 assets and liabilities.....................................  (26,994,119)   (47,361,658)    12,431,469
Net unrealized appreciation (depreciation) on investments...   (3,450,959)     6,081,546      1,140,859
Net unrealized appreciation (depreciation) on futures
 contracts..................................................           --             --       (981,890)
Net unrealized appreciation (depreciation) on foreign
 currency, and other assets and liabilities.................           --             --           (381)
                                                              -----------   ------------   ------------
Net assets..................................................  $70,389,164   $105,675,665   $178,871,920
                                                              ===========   ============   ============
CLASS A:
Net assets..................................................  $20,244,279   $ 33,936,806   $ 57,093,671
Shares outstanding..........................................    1,892,641      3,108,674      3,552,133
Net asset value and redemption price per share..............  $     10.70   $      10.92   $      16.07
Maximum sales charge (5.75% of offering price)..............         0.65           0.67           0.98
                                                              -----------   ------------   ------------
Maximum offering price to public............................  $     11.35   $      11.59   $      17.05
                                                              ===========   ============   ============
CLASS B:
Net assets..................................................  $31,098,704   $ 54,178,476   $ 93,236,468
Shares outstanding..........................................    3,004,208      5,199,785      6,012,383
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)....................................................  $     10.35   $      10.42   $      15.51
                                                              ===========   ============   ============
CLASS II:
Net assets..................................................  $19,046,181   $ 17,560,383   $ 23,112,324
Shares outstanding..........................................    1,840,154      1,682,821      1,490,597
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)....................................................  $     10.35   $      10.44   $      15.51
Maximum sales charge (1.00% of offering price)..............         0.10           0.11           0.16
                                                              -----------   ------------   ------------
Maximum offering price to public............................  $     10.45   $      10.55   $      15.67
                                                              ===========   ============   ============
CLASS I:
Net assets..................................................  $        --   $         --   $  4,955,401
Shares outstanding..........................................           --             --        308,403
Net asset value, offering and redemption price per share....  $        --   $         --   $      16.07
                                                              ===========   ============   ============
CLASS Z:
Net assets..................................................  $        --   $         --   $    474,056
Shares outstanding..........................................           --             --         28,895
Net asset value, offering and redemption price per share....  $        --   $         --   $      16.41
                                                              ===========   ============   ============

----------------

#Formerly Multi-Cap Value Portfolio

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2002 --
(UNAUDITED)

                                                               LARGE-CAP      MID-CAP     SUNAMERICA
                                                                GROWTH        GROWTH         VALUE
                                                               PORTFOLIO     PORTFOLIO       FUND#
                                                              ---------------------------------------
INVESTMENT INCOME:

Income:
  Interest..................................................  $    18,031   $    37,238   $   366,469
  Dividends*................................................      298,539       120,256     1,634,280
                                                              -----------   -----------   -----------
    Total investment income.................................      316,570       157,494     2,000,749
                                                              -----------   -----------   -----------
Expenses:
  Investment advisory and management fees...................      394,341       553,385       889,585
  Custodian fees and expenses...............................       62,665        64,391        72,050
  Distribution and service maintenance fees
    Class A.................................................       38,723        62,194        99,251
    Class B.................................................      175,651       283,970       457,635
    Class II................................................      108,054        91,718       114,247
    Service fees Class I....................................           --            --         5,687
  Transfer agent fees and expenses
    Class A.................................................       33,192        49,755        76,540
    Class B.................................................       52,660        79,512       123,562
    Class II................................................       30,255        25,681        29,704
    Class I.................................................           --            --         6,824
    Class Z.................................................           --            --        10,860
  Registration fees
    Class A.................................................        4,425         3,554            --
    Class B.................................................           --            --            --
    Class II................................................        5,403         4,586         3,428
    Class I.................................................           --            --         1,592
    Class Z.................................................           --            --           326
  Printing expense..........................................       24,564        24,435        26,245
  Trustees' fees and expenses...............................        2,642         3,910         5,139
  Audit fees................................................       10,860        10,860        10,860
  Amortization of organizational expenses...................        1,086           404           379
  Insurance expense.........................................          300           409           387
  Interest expense..........................................           --           654           228
  Legal fees and expenses...................................          905         1,810         2,715
  Miscellaneous expenses....................................          243           375           159
                                                              -----------   -----------   -----------
    Total expenses..........................................      945,969     1,261,603     1,937,403
    Less: expenses waived/reimbursed by investment
     adviser................................................      (59,413)      (30,781)           --
    Less: custody credits earned on cash balances...........         (220)       (1,601)       (1,773)
                                                              -----------   -----------   -----------
    Net expenses............................................      886,336     1,229,221     1,935,630
                                                              -----------   -----------   -----------
Net investment income (loss)................................     (569,766)   (1,071,727)       65,119
                                                              -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments.....................   (5,143,399)   (3,264,687)   13,700,884
Net realized gain (loss) on futures.........................           --            --       421,055
Net realized gain (loss) on foreign currency and other
 assets and liabilities.....................................          434            --        (9,359)
Net change in unrealized appreciation (depreciation) of
 investments................................................    4,437,270    10,038,297     4,478,648
Net change in unrealized appreciation (depreciation) on
 futures contracts..........................................           --            --    (1,007,380)
Net change in unrealized appreciation (depreciation) on
 foreign currency and other assets and liabilities..........           --            --        (1,089)
                                                              -----------   -----------   -----------
Net realized and unrealized gain (loss) on investments,
 futures contracts, foreign currency and other assets and
 liabilities................................................     (705,695)    6,773,610    17,582,759
                                                              -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS:................................................  $(1,275,461)  $ 5,701,883   $17,647,878
                                                              ===========   ===========   ===========
*Net of foreign withholding taxes on dividends of...........  $     2,801   $       621   $     7,691
                                                              ===========   ===========   ===========

------------------

#Formerly Multi-Cap Value Portfolio

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                          LARGE-CAP GROWTH PORTFOLIO       MID-CAP GROWTH PORTFOLIO
                                                         -----------------------------   -----------------------------
                                                            FOR THE                         FOR THE
                                                           SIX MONTHS     FOR THE YEAR     SIX MONTHS     FOR THE YEAR
                                                             ENDED           ENDED           ENDED           ENDED
                                                         APRIL 30, 2002   OCTOBER 31,    APRIL 30, 2002   OCTOBER 31,
                                                          (UNAUDITED)         2001        (UNAUDITED)         2001
                                                         -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss).........................   $   (569,766)   $ (1,400,694)   $ (1,071,727)   $ (2,450,995)
  Net realized gain (loss) on investments..............     (5,143,399)    (20,058,821)     (3,264,687)    (41,168,768)
  Net realized gain (loss) on futures..................             --              --              --              --
  Net realized foreign exchange gain (loss) on other
   assets and liabilities..............................            434              --              --             (27)
  Net change in unrealized appreciation (depreciation)
   on investments......................................      4,437,270     (28,526,133)     10,038,297     (28,186,287)
  Net change in unrealized appreciation (depreciation)
   on futures contracts................................             --              --              --              --
  Net change in unrealized appreciation (depreciation)
   on foreign currency and other assets and
   liabilities.........................................             --              --              --               4
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
 operations............................................     (1,275,461)    (49,985,648)      5,701,883     (71,806,073)
                                                          ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income (Class A).................             --              --              --              --
  From net investment income (Class B).................             --              --              --              --
  From net investment income (Class II)................             --              --              --              --
  From net investment income (Class I).................             --              --              --              --
  From net investment income (Class Z).................             --              --              --              --
  From net realized gain on investments (Class A)......             --      (3,127,781)             --     (12,345,063)
  From net realized gain on investments (Class B)......             --      (5,474,813)             --     (21,538,501)
  From net realized gain on investments (Class II).....             --      (2,947,406)             --      (6,781,436)
  From net realized gain on investments (Class I)......             --              --              --              --
  From net realized gain on investments (Class Z)......             --              --              --              --
                                                          ------------    ------------    ------------    ------------
  Total dividends and distributions to shareholders....             --     (11,550,000)             --     (40,665,000)
                                                          ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 8)...................     (3,776,569)      9,349,011      (4,927,165)     27,274,853
                                                          ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................     (5,052,030)    (52,186,637)        774,718     (85,196,220)

NET ASSETS:
Beginning of period....................................     75,441,194     127,627,831     104,900,947     190,097,167
                                                          ------------    ------------    ------------    ------------
End of period*.........................................   $ 70,389,164    $ 75,441,194    $105,675,665    $104,900,947
                                                          ============    ============    ============    ============
* Includes undistributed net investment income
 (loss)................................................   $   (576,075)   $     (6,309)   $ (1,082,856)   $    (11,129)
                                                          ============    ============    ============    ============

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                 SUNAMERICA VALUE FUND#
                                                              -----------------------------
                                                                 FOR THE
                                                                SIX MONTHS     FOR THE YEAR
                                                                  ENDED           ENDED
                                                              APRIL 30, 2002   OCTOBER 31,
                                                               (UNAUDITED)         2001
                                                              -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)..............................   $     65,119    $    387,295
  Net realized gain (loss) on investments...................     13,700,884       9,159,855
  Net realized gain (loss) on futures.......................        421,055      (2,149,276)
  Net realized foreign exchange gain (loss) on other assets
   and liabilities..........................................         (9,359)        (25,673)
  Net change in unrealized appreciation (depreciation) on
   investments..............................................      4,478,648     (15,178,208)
  Net change in unrealized appreciation (depreciation) on
   futures contracts........................................     (1,007,380)         49,790
  Net change in unrealized appreciation (depreciation) on
   foreign currency and other assets and liabilities........         (1,089)            708
                                                               ------------    ------------
Net increase (decrease) in net assets resulting from
 operations.................................................     17,647,878      (7,755,509)
                                                               ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income (Class A)......................       (311,360)             --
  From net investment income (Class B)......................        (41,812)             --
  From net investment income (Class II).....................        (10,614)             --
  From net investment income (Class I)......................        (26,434)             --
  From net investment income (Class Z)......................         (5,148)             --
  From net realized gain on investments (Class A)...........     (2,285,017)     (5,612,105)
  From net realized gain on investments (Class B)...........     (3,767,153)     (8,943,856)
  From net realized gain on investments (Class II)..........       (956,324)     (1,750,493)
  From net realized gain on investments (Class I)...........       (189,587)             --
  From net realized gain on investments (Class Z)...........        (19,843)        (38,546)
                                                               ------------    ------------
  Total dividends and distributions to shareholders.........     (7,613,292)    (16,345,000)
                                                               ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 8)................................     21,728,372      24,881,002
                                                               ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     31,762,958         780,493

NET ASSETS:
Beginning of period.........................................    147,108,962     146,328,469
                                                               ------------    ------------
End of period*..............................................   $178,871,920    $147,108,962
                                                               ============    ============
* Includes undistributed net investment income (loss).......   $     15,118    $    345,367
                                                               ============    ============

#  Formerly Multi-Cap Value Portfolio

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES
FINANCIAL HIGHLIGHTS

                                                   LARGE-CAP GROWTH PORTFOLIO
                                                   NET                     DIVIDENDS
                                      NET      GAIN (LOSS)      TOTAL        FROM      DISTRI-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM         NET      BUTIONS                ASSET
                        VALUE,       MENT      MENTS (BOTH     INVEST-      INVEST-      FROM      TOTAL      VALUE,
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT      CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME      GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   ---------   --------   --------   --------   ---------
                                                             CLASS A

10/31/98.............   $11.79      $(0.11)      $  2.05        $  1.94     $(0.01)     $   --     $(0.01)    $13.72      16.42%
10/31/99.............    13.72       (0.16)         4.67           4.51         --          --         --      18.23      32.87
10/31/00.............    18.23       (0.23)         2.29           2.06         --       (0.55)     (0.55)     19.74      11.38
10/31/01.............    19.74       (0.13)        (6.94)         (7.07)        --       (1.78)     (1.78)     10.89     (38.77)
4/30/02(6)...........    10.89       (0.06)        (0.13)         (0.19)        --          --         --      10.70      (1.74)

                                                             CLASS B

10/31/98.............    11.79       (0.21)         2.04           1.83         --          --         --      13.62      15.54
10/31/99.............    13.62       (0.27)         4.63           4.36         --          --         --      17.98      32.01
10/31/00.............    17.98       (0.36)         2.26           1.90         --       (0.55)     (0.55)     19.33      10.63
10/31/01.............    19.33       (0.22)        (6.76)         (6.98)        --       (1.78)     (1.78)     10.57     (39.16)
4/30/02(6)...........    10.57       (0.09)        (0.13)         (0.22)        --          --         --      10.35      (2.08)

                                                            CLASS II

10/31/98.............    11.78       (0.20)         2.04           1.84         --          --         --      13.62      15.64
10/31/99.............    13.62       (0.27)         4.62           4.35         --          --         --      17.97      31.94
10/31/00.............    17.97       (0.36)         2.27           1.91         --       (0.55)     (0.55)     19.33      10.70
10/31/01.............    19.33       (0.22)        (6.76)         (6.98)        --       (1.78)     (1.78)     10.57     (39.16)
4/30/02(6)...........    10.57       (0.19)        (0.03)         (0.22)        --          --         --      10.35      (2.08)
---------------------------------------------------------------------------------------------------------------------------------

                                     LARGE-CAP GROWTH PORTFOLIO

                         NET                          RATIO OF
                        ASSETS       RATIO OF        INVESTMENT
                        END OF       EXPENSES       INCOME (LOSS)
       PERIOD           PERIOD      TO AVERAGE     TO AVERAGE NET    PORTFOLIO
        ENDED          (000'S)      NET ASSETS         ASSETS        TURNOVER
---------------------  --------   --------------   ---------------   ---------
                                               CLASS A
10/31/98.............  $14,390     1.78%(4)(5)      (0.90)%(4)(5)         30%
10/31/99.............   28,050     1.78(4)(5)       (0.98)(4)(5)          66
10/31/00.............   35,549     1.78(5)          (1.12)(5)             81
10/31/01.............   20,709     1.78(4)(5)       (0.95)(4)(5)          88
4/30/02(6)...........   20,244     1.78(3)(4)(5)    (0.98)(3)(4)(5)       38
                                               CLASS B
10/31/98.............   26,125     2.43(4)(5)       (1.54)(4)(5)          30
10/31/99.............   51,691     2.43(4)(5)       (1.63)(4)(5)          66
10/31/00.............   59,531     2.43(5)          (1.77)(5)             81
10/31/01.............   34,066     2.43(4)(5)       (1.60)(4)(5)          88
4/30/02(6)...........   31,099     2.43(3)(4)(5)    (1.63)(3)(4)(5)       38
                                              CLASS II
10/31/98.............    7,317     2.43(4)(5)       (1.54)(4)(5)          30
10/31/99.............   18,659     2.43(4)(5)       (1.63)(4)(5)          66
10/31/00.............   32,548     2.43(5)          (1.77)(5)             81
10/31/01.............   20,666     2.43(4)(5)       (1.61)(4)(5)          88
4/30/02(6)...........   19,046     2.43(3)(4)(5)    (1.63)(3)(4)(5)       38
---------------------

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Annualized
(4) Net of the following expense reimbursements (based on average net assets):

                                             10/31/98   10/31/99   10/31/00   10/31/01   4/30/02(3)
                                             --------   --------   --------   --------   ----------
      Large-Cap Growth A...................    0.72%      0.31%        --%      0.04%       0.17%
      Large-Cap Growth B...................    0.80       0.30         --       0.04        0.13
      Large-Cap Growth II..................    1.42       0.41         --       0.04        0.16

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.

(6) Unaudited

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    MID-CAP GROWTH PORTFOLIO
                                                   NET                     DIVIDENDS
                                      NET      GAIN (LOSS)      TOTAL        FROM      DISTRI-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM         NET      BUTIONS                ASSET
                        VALUE,       MENT      MENTS (BOTH     INVEST-      INVEST-      FROM      TOTAL      VALUE,
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT      CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME      GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   ---------   --------   --------   --------   ---------
                                                             CLASS A

10/31/98.............   $13.71      $(0.18)      $  1.07        $  0.89     $   --      $   --     $   --     $14.60       6.49%
10/31/99.............    14.60       (0.21)         4.42           4.21         --       (0.64)     (0.64)     18.17      29.83
10/31/00.............    18.17       (0.28)         6.38           6.10         --       (2.17)     (2.17)     22.10      36.16
10/31/01.............    22.10       (0.17)        (6.92)         (7.09)        --       (4.67)     (4.67)     10.34     (38.50)
4/30/02(6)...........    10.34       (0.08)         0.66           0.58         --          --         --      10.92       5.61

                                                             CLASS B
10/31/98.............    13.63       (0.27)         1.06           0.79         --          --         --      14.42       5.80
10/31/99.............    14.42       (0.31)         4.34           4.03         --       (0.64)     (0.64)     17.81      28.92
10/31/00.............    17.81       (0.41)         6.25           5.84         --       (2.17)     (2.17)     21.48      35.35
10/31/01.............    21.48       (0.25)        (6.66)         (6.91)        --       (4.67)     (4.67)      9.90     (38.86)
4/30/02(6)...........     9.90       (0.11)         0.63           0.52         --          --         --      10.42       5.25

                                                            CLASS II
10/31/98.............    13.64       (0.27)         1.06           0.79         --          --         --      14.43       5.79
10/31/99.............    14.43       (0.32)         4.36           4.04         --       (0.64)     (0.64)     17.83      28.97
10/31/00.............    17.83       (0.41)         6.25           5.84         --       (2.17)     (2.17)     21.50      35.31
10/31/01.............    21.50       (0.25)        (6.66)         (6.91)        --       (4.67)     (4.67)      9.92     (38.82)
4/30/02(6)...........     9.92       (0.11)         0.63           0.52         --          --         --      10.44       5.24
---------------------------------------------------------------------------------------------------------------------------------

                                      MID-CAP GROWTH PORTFOLIO

                         NET                          RATIO OF
                        ASSETS       RATIO OF        INVESTMENT
                        END OF       EXPENSES       INCOME (LOSS)
       PERIOD           PERIOD      TO AVERAGE     TO AVERAGE NET    PORTFOLIO
        ENDED          (000'S)      NET ASSETS         ASSETS        TURNOVER
---------------------  --------   --------------   ---------------   ---------
                                               CLASS A
10/31/98.............  $32,115     1.78%(4)(5)      (1.19)%(4)(5)        135%
10/31/99.............   38,991     1.76(4)(5)       (1.22)(4)(5)         112
10/31/00.............   59,348     1.78(5)          (1.27)(5)            151
10/31/01.............   33,306     1.78(5)          (1.30)(5)            164
4/30/02(6)...........   33,937     1.78(3)(4)(5)    (1.49)(3)(4)(5)       83
                                               CLASS B
10/31/98.............   58,555     2.43(4)(5)       (1.84)(4)(5)         135
10/31/99.............   70,477     2.40(4)(5)       (1.87)(4)(5)         112
10/31/00.............   98,089     2.43(5)          (1.92)(5)            151
10/31/01.............   54,267     2.43(5)          (2.15)(5)            164
4/30/02(6)...........   54,178     2.43(3)(4)(5)    (2.15)(3)(4)(5)       83
                                              CLASS II
10/31/98.............    9,482     2.43(4)(5)       (1.84)(4)(5)         135
10/31/99.............   13,396     2.43(4)(5)       (1.89)(4)(5)         112
10/31/00.............   32,659     2.43(5)          (1.92)(5)            151
10/31/01.............   17,328     2.43(4)(5)       (2.15)(4)(5)         164
4/30/02(6)...........   17,560     2.43(3)(4)(5)    (2.15)(3)(4)(5)       83
---------------------

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Annualized
(4) Net of the following expense reimbursements (based on average net assets):

                                             10/31/98   10/31/99   10/31/00   10/31/01   4/30/02(3)
                                             --------   --------   --------   --------   ----------
      Mid-Cap Growth A.....................    0.30%      0.12%        --%        --%       0.06%
      Mid-Cap Growth B.....................    0.33       0.12         --         --        0.04
      Mid-Cap Growth II....................    0.39       0.24         --       0.06        0.09

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.

(6) Unaudited

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      SUNAMERICA VALUE FUND
                                                   NET                     DIVIDENDS
                                      NET      GAIN (LOSS)      TOTAL        FROM      DISTRI-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM         NET      BUTIONS                ASSET
                        VALUE,       MENT      MENTS (BOTH     INVEST-      INVEST-      FROM      TOTAL      VALUE,
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT      CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME      GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   ---------   --------   --------   --------   ---------
                                                             CLASS A
10/31/98.............   $16.09      $   --       $ (0.51)       $ (0.51)    $   --      $(0.59)    $(0.59)    $14.99      (3.32)%
10/31/99.............    14.99        0.07          1.76           1.83         --          --         --      16.82      12.21
10/31/00.............    16.82        0.04          1.68           1.72         --       (0.77)     (0.77)     17.77      10.73
10/31/01.............    17.77        0.11         (0.83)         (0.72)        --       (1.95)     (1.95)     15.10      (4.42)
4/30/02(6)...........    15.10        0.04          1.65           1.69      (0.09)      (0.63)     (0.72)     16.07      11.49
                                                             CLASS B
10/31/98.............    16.00       (0.10)        (0.50)         (0.60)        --       (0.59)     (0.59)     14.81      (3.92)
10/31/99.............    14.81       (0.03)         1.73           1.70         --          --         --      16.51      11.48
10/31/00.............    16.51        0.06          1.51           1.57         --       (0.77)     (0.77)     17.31      10.00
10/31/01.............    17.31          --         (0.80)         (0.80)        --       (1.95)     (1.95)     14.56      (5.06)
4/30/02(6)...........    14.56       (0.01)         1.60           1.59      (0.01)      (0.63)     (0.64)     15.51      11.13
                                                            CLASS II
10/31/98.............    16.00       (0.11)        (0.49)         (0.60)        --       (0.59)     (0.59)     14.81      (3.92)
10/31/99.............    14.81       (0.03)         1.73           1.70         --          --         --      16.51      11.48
10/31/00.............    16.51        0.07          1.49           1.56         --       (0.77)     (0.77)     17.30       9.93
10/31/01.............    17.30          --         (0.79)         (0.79)        --       (1.95)     (1.95)     14.56      (5.01)
4/30/02(6)...........    14.56       (0.01)         1.60           1.59      (0.01)      (0.63)     (0.64)     15.51      11.13
                                                             CLASS I
11/16/01(7)-
 4/30/02(6)..........    16.05        0.05          0.69           0.74      (0.09)      (0.63)     (0.72)     16.07       5.64
                                                             CLASS Z
4/03/98-
 10/31/98............    17.62        0.05         (2.63)         (2.58)        --          --         --      15.04     (14.64)
10/31/99.............    15.04        0.17          1.76           1.93         --          --         --      16.97      12.83
10/31/00.............    16.97        0.13          1.69           1.82         --       (0.77)     (0.77)     18.02      11.25
10/31/01.............    18.02        0.21         (0.85)         (0.64)        --       (1.95)     (1.95)     15.43      (3.86)
4/30/02(6)...........    15.43        0.09          1.68           1.77      (0.16)      (0.63)     (0.79)     16.41      11.79
---------------------------------------------------------------------------------------------------------------------------------

                                        SUNAMERICA VALUE FUND

                         NET                          RATIO OF
                        ASSETS       RATIO OF        INVESTMENT
                        END OF       EXPENSES       INCOME (LOSS)
       PERIOD           PERIOD      TO AVERAGE     TO AVERAGE NET    PORTFOLIO
        ENDED          (000'S)      NET ASSETS         ASSETS        TURNOVER
---------------------  --------   --------------   ---------------   ---------
                                               CLASS A
10/31/98.............  $71,116     1.78%(4)(5)      (0.01)%(4)(5)         69%
10/31/99.............   58,581     1.77(4)(5)        0.43(4)(5)          118
10/31/00.............   52,062     1.78(4)(5)        0.25(4)(5)           95
10/31/01.............   51,150     1.78(4)(5)        0.68(4)(5)          146
4/30/02(6)...........   57,094     1.78(3)(5)        0.49(3)(5)          110
                                               CLASS B
10/31/98.............  111,030     2.43(4)(5)       (0.66)(4)(5)          69
10/31/99.............   95,112     2.40(4)(5)       (0.19)(4)(5)         118
10/31/00.............   79,261     2.43(4)(5)        0.39(4)(5)           95
10/31/01.............   77,667     2.43(4)(5)        0.03(4)(5)          146
4/30/02(6)...........   93,236     2.43(3)(5)       (0.16)(3)(5)         110
                                              CLASS II
10/31/98.............   15,260     2.43(4)(5)       (0.66)(4)(5)          69
10/31/99.............   12,976     2.42(4)(5)       (0.21)(4)(5)         118
10/31/00.............   14,652     2.43(4)(5)        0.40(4)(5)           95
10/31/01.............   17,805     2.43(4)(5)        0.02(4)(5)          146
4/30/02(6)...........   23,112     2.43(3)(5)       (0.16)(3)(5)         110
                                               CLASS I
11/16/01(7)-
 4/30/02(6)..........    4,955     1.68(3)(5)        0.54(3)(5)          110
                                               CLASS Z
4/03/98-
 10/31/98............      101     1.21(3)(4)(5)     0.62(3)(4)(5)        69
10/31/99.............       74     1.21(4)(5)        0.98(4)(5)          118
10/31/00.............      353     1.21(4)(5)        0.72(4)(5)           95
10/31/01.............      487     1.21(4)(5)        1.26(4)(5)          146
4/30/02(6)...........      474     1.21(3)(5)        1.13(3)(5)          110
---------------------

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Annualized
(4) Net of the following expense reimbursements (based on average net assets):

                                             10/31/97   10/31/98   10/31/99   10/31/00   10/31/01   04/30/02
                                             --------   --------   --------   --------   --------   --------
      Value A..............................     0.28%      0.17%      0.04%      0.09%        --%        --%
      Value B..............................     0.34       0.19       0.02       0.07         --         --
      Value II.............................     0.63       0.21       0.13       0.11       0.05         --
      Value I..............................       --         --         --         --         --       0.07
      Value Z..............................       --      28.83      23.27      10.14       6.55       4.29

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% on waiver/reimbursements if applicable.
(6) Unaudited
(7) Inception of class.

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES LARGE-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED)

                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)

COMMON STOCK -- 97.8%
AEROSPACE & MILITARY TECHNOLOGY -- 2.0%
  Lockheed Martin Corp..................      8,000  $    503,200
  Northrop Grumman Corp.................      3,000       361,980
  Raytheon Co...........................      4,000       169,200
  Rockwell Collins, Inc.................      8,000       190,560
  United Technologies Corp..............      3,000       210,510
                                                     ------------
                                                        1,435,450
                                                     ------------
APPAREL & TEXTILES -- 0.1%
  Nike, Inc., Class B...................      1,500        79,995
                                                     ------------
AUTOMOTIVE -- 0.6%
  General Motors Corp...................      2,000       128,300
  Harley-Davidson, Inc..................      4,900       259,651
                                                     ------------
                                                          387,951
                                                     ------------
BANKS -- 3.6%
  Bank of America Corp..................      5,000       362,400
  Bank of New York Co., Inc.............     19,580       716,432
  FleetBoston Financial Corp............      7,000       247,100
  MBNA Corp.............................     12,300       436,035
  Mellon Financial Corp.................      4,100       154,816
  Washington Mutual, Inc................     12,200       460,306
  Wells Fargo & Co......................      3,000       153,450
                                                     ------------
                                                        2,530,539
                                                     ------------
BROADCASTING & MEDIA -- 11.8%
  AOL Time Warner, Inc.+................     24,977       475,063
  Cablevision Systems Corp. -- Rainbow
    Media Group+........................     16,002       353,644
  Cablevision Systems Corp., Class A+...     13,370       314,195
  Clear Channel Communications, Inc.+...     13,500       633,825
  Comcast Corp., Class A+...............     24,340       651,095
  Liberty Media Corp., Class A+.........    105,525     1,129,117
  Metro-Goldwyn-Mayer, Inc.+............     23,035       372,015
  New York Times Co., Class A...........     21,000       977,760
  Omnicom Group, Inc....................      8,800       767,712
  USA Networks, Inc.+...................      8,060       241,075
  Viacom, Inc., Class B+................     50,701     2,388,017
                                                     ------------
                                                        8,303,518
                                                     ------------
BUSINESS SERVICES -- 1.6%
  Concord EFS, Inc.+....................      8,000       260,720
  First Data Corp.......................      2,500       198,725
                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)

BUSINESS SERVICES (CONTINUED)
  Fluor Corp............................      8,215  $    339,526
  United Parcel Service, Inc., Class
    B...................................      5,000       300,200
                                                     ------------
                                                        1,099,171
                                                     ------------
CHEMICALS -- 0.2%
  Du Pont (E.I.) de Nemours & Co........      3,000       133,500
                                                     ------------
COMMUNICATION EQUIPMENT -- 0.4%
  Lucent Technologies, Inc.+............     65,400       300,840
                                                     ------------
COMPUTERS & BUSINESS EQUIPMENT -- 2.6%
  Dell Computer Corp.+..................     35,100       924,534
  Hewlett-Packard Co....................     27,000       461,700
  International Business Machines
    Corp................................      5,400       452,304
                                                     ------------
                                                        1,838,538
                                                     ------------
COMPUTER SOFTWARE -- 6.6%
  Automatic Data Processing, Inc........      7,040       357,914
  Cisco Systems, Inc.+..................     53,700       786,705
  Microsoft Corp.+......................     47,035     2,458,049
  Oracle Corp.+.........................     70,355       706,364
  Siebel Systems, Inc.+.................      7,000       169,330
  SunGard Data Systems, Inc.+...........      5,000       148,800
                                                     ------------
                                                        4,627,162
                                                     ------------
DRUGS -- 7.2%
  Bristol-Myers Squibb Co...............      1,300        37,440
  Cardinal Health, Inc..................      2,000       138,500
  IDEC Pharmaceuticals Corp.+...........      5,500       302,225
  Merck & Co., Inc......................      2,500       135,850
  Pfizer, Inc...........................     67,925     2,469,074
  Pharmacia Corp........................      4,500       185,535
  Schering-Plough Corp..................     21,010       573,573
  Sepracor, Inc.+.......................     11,100       140,526
  Wyeth.................................     18,760     1,069,320
                                                     ------------
                                                        5,052,043
                                                     ------------
ELECTRONICS -- 10.3%
  Advanced Micro Devices, Inc.+.........     20,000       223,600
  Applied Materials, Inc.+..............     33,940       825,421
  ASM Lithography Holdings NV+..........     27,750       619,657
  Flextronics International, Ltd.+......     44,275       613,209
  Intel Corp............................     46,300     1,324,643
  Linear Technology Corp................     11,465       445,530
  Micron Technology, Inc.+..............     11,000       260,700

SUNAMERICA STYLE SELECT SERIES LARGE-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED) (CONTINUED)


                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)
ELECTRONICS (CONTINUED)
  Nokia Oyj ADR.........................     61,600  $  1,001,616
  Novellus Systems, Inc.+...............     10,200       483,480
  Texas Instruments, Inc................     47,365     1,464,999
                                                     ------------
                                                        7,262,855
                                                     ------------
ENERGY SERVICES -- 3.2%
  BJ Services Co.+......................     17,900       657,646
  GlobalSantaFe Corp....................      4,000       140,360
  Nabors Industries, Inc.+..............      5,500       250,525
  Schlumberger, Ltd.....................     15,900       870,525
  Smith International, Inc.+............      4,200       294,210
                                                     ------------
                                                        2,213,266
                                                     ------------
ENERGY SOURCES -- 1.6%
  Anadarko Petroleum Corp...............     14,405       775,277
  Apache Corp...........................      2,000       116,660
  Exxon Mobil Corp......................      5,200       208,884
                                                     ------------
                                                        1,100,821
                                                     ------------
FINANCIAL SERVICES -- 11.8%
  American Express Co...................     14,900       611,049
  Charles Schwab Corp...................     35,025       398,935
  Citigroup, Inc........................     75,373     3,263,651
  Goldman Sachs Group, Inc..............      6,600       519,750
  Fannie Mae............................     15,460     1,220,258
  Household International, Inc..........      5,000       291,450
  J.P. Morgan Chase & Co................      5,500       193,050
  Lehman Brothers Holdings, Inc.........      5,800       342,200
  Merrill Lynch & Co., Inc..............     15,900       666,846
  Morgan Stanley, Dean Witter & Co......     14,645       698,859
  USA Education, Inc....................      1,425       136,586
                                                     ------------
                                                        8,342,634
                                                     ------------
FOOD, BEVERAGE & TOBACCO -- 3.4%
  Anheuser-Busch Cos., Inc..............     12,550       665,150
  Coca-Cola Co..........................      8,000       444,080
  PepsiCo, Inc..........................     21,400     1,110,660
  Philip Morris Cos., Inc...............      3,000       163,290
                                                     ------------
                                                        2,383,180
                                                     ------------
FOREST PRODUCTS -- 0.0%
  International Paper Co................        700        28,704
                                                     ------------
                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)

GAS & PIPELINE UTILITIES -- 0.2%
  El Paso Corp..........................      3,300  $    132,000
                                                     ------------
HEALTH SERVICES -- 0.5%
  Wellpoint Health Networks, Inc., Class
    A+..................................      4,420       331,854
                                                     ------------
INSURANCE -- 3.3%
  Allstate Corp.........................      3,000       119,220
  American International Group, Inc.#...     12,187       842,365
  Chubb Corp............................      1,500       115,050
  Hartford Financial Services Group,
    Inc.................................      8,300       575,190
  MetLife, Inc..........................      3,500       119,490
  XL Capital Ltd., Class A..............      5,600       528,360
                                                     ------------
                                                        2,299,675
                                                     ------------
LEISURE & TOURISM -- 1.5%
  Carnival Corp., Class A...............     10,000       333,100
  MGM Mirage, Inc.+.....................     15,375       617,306
  Southwest Airlines Co.................      7,000       127,470
                                                     ------------
                                                        1,077,876
                                                     ------------
MACHINERY -- 0.7%
  Caterpillar, Inc......................      6,500       355,030
  Deere & Co............................      3,000       134,280
                                                     ------------
                                                          489,310
                                                     ------------
MEDICAL PRODUCTS -- 7.8%
  Abbott Laboratories, Inc..............     15,700       847,015
  Amgen, Inc.+..........................     23,085     1,220,735
  Baxter International, Inc.............     12,300       699,870
  Genentech, Inc.+......................     40,080     1,422,840
  Johnson & Johnson Co..................     20,700     1,321,902
                                                     ------------
                                                        5,512,362
                                                     ------------
METALS & MINERALS -- 0.2%
  Alcoa, Inc............................      3,500       119,105
                                                     ------------
MULTI-INDUSTRY -- 4.1%
  Cendant Corp.+........................     11,000       197,890
  General Electric Co...................     60,375     1,904,832
  Honeywell International, Inc..........     17,515       642,450
  SPX Corp..............................      1,200       161,580
                                                     ------------
                                                        2,906,752
                                                     ------------

SUNAMERICA STYLE SELECT SERIES LARGE-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED) (CONTINUED)


                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)
RETAIL -- 12.2%
  Abercrombie & Fitch Co., Class A+.....      4,000  $    120,000
  American Eagle Outfitters, Inc.+......     11,000       279,730
  Best Buy Co., Inc.+...................      6,000       446,100
  Costco Wholesale Corp.+...............     10,780       433,356
  Furniture Brands International,
    Inc.+...............................      3,000       122,490
  Home Depot, Inc.......................     50,845     2,357,683
  Kohl's Corp.+.........................     17,500     1,289,750
  Limited, Inc..........................      8,000       153,280
  Linens 'n Things, Inc.+...............      5,000       173,500
  Office Depot, Inc.+...................      6,000       114,840
  Target Corp...........................      6,000       261,900
  Tiffany & Co..........................     14,300       568,425
  Wal-Mart Stores, Inc..................     31,000     1,731,660
  Walgreen Co...........................     14,585       550,875
                                                     ------------
                                                        8,603,589
                                                     ------------
TRANSPORTATION -- 0.3%
  ENSCO International, Inc..............      7,000       236,320
                                                     ------------
TOTAL COMMON STOCK
  (cost $72,276,853)....................               68,829,010
                                                     ------------
PREFERRED STOCK -- 0.2%
  Porsche AG 8.75%......................        400       178,473
                                                     ------------
TOTAL INVESTMENT SECURITIES -- 98.0%
  (COST $72,458,442)....................               69,007,483
                                                     ------------

                                            PRINCIPAL
                                              AMOUNT          VALUE
          SECURITY DESCRIPTION            (IN THOUSANDS)     (NOTE 3)

SHORT-TERM SECURITIES -- 1.8%
  American Express Credit Corp.
    1.80% due 5/1/02....................  $          780  $      780,000
  General Electric Capital Corp.
    1.80% due 5/1/02....................             479         479,000
                                                          --------------
TOTAL SHORT-TERM SECURITIES
  (cost $1,259,000).....................                       1,259,000
                                                          --------------
REPURCHASE AGREEMENT -- 1.1%
  State Street Bank & Trust Co. Joint
    Repurchase Agreement Account
    (Note 3) (cost $777,000)............             777         777,000
                                          --------------  --------------
TOTAL INVESTMENTS
  (cost $74,494,442)....................           100.9%     71,043,483
Liabilities in excess of other assets...            (0.9)       (654,319)
                                          --------------  --------------
NET ASSETS..............................           100.0% $   70,389,164
                                          ==============  ==============

------------

+    Non-income producing securities
#    Security represents an investment in an affiliated company
ADR  American Depository Receipt

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED)

                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)

COMMON STOCK -- 96.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
  Alliant Techsystems, Inc.+............      1,600  $    172,320
  Rockwell Collins, Inc.................     23,800       566,916
                                                     ------------
                                                          739,236
                                                     ------------
APPAREL & TEXTILES -- 1.0%
  Coach, Inc.+..........................     12,850       719,600
  Mohawk Industries, Inc.+..............      5,391       346,803
                                                     ------------
                                                        1,066,403
                                                     ------------
AUTOMOTIVE -- 0.8%
  ArvinMeritor, Inc.....................     12,400       393,080
  O'Reilly Automotive, Inc.+............     13,800       446,982
                                                     ------------
                                                          840,062
                                                     ------------
BANKS -- 0.3%
  Silicon Valley Bancshares+............      3,500       111,825
  Zions Bancorp.........................      4,000       216,320
                                                     ------------
                                                          328,145
                                                     ------------
BROADCASTING & MEDIA -- 4.6%
  Apollo Group, Inc., Class A+..........      4,050       155,277
  Cablevision Systems Corp. - Rainbow
    Media Group+........................      8,650       191,165
  Catalina Marketing Corp.+.............      7,100       249,139
  Charter Communications, Inc., Class
    A+..................................     25,400       208,026
  Cox Radio, Inc., Class A+.............     12,300       352,272
  Entercom Communications Corp.+........      2,800       146,300
  Lamar Advertising Co., Class A........     28,400     1,219,212
  Omnicom Group, Inc....................      2,750       239,910
  Radio One, Inc., Class D+.............     17,000       363,800
  Rogers Communications, Inc., Class
    B+..................................     22,000       267,300
  Univision Communications, Inc., Class
    A+..................................      8,750       349,650
  USA Networks, Inc.+...................     16,600       496,506
  Westwood One, Inc.+...................      8,900       320,400
  XM Satellite Radio Holdings, Inc.,
    Class A+............................     30,000       345,300
                                                     ------------
                                                        4,904,257
                                                     ------------
                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)

BUSINESS SERVICES -- 10.7%
  Affiliated Computer Services, Inc.,
    Class A+............................     29,850  $  1,613,989
  American Standard Cos., Inc.+.........      5,400       403,380
  BISYS Group, Inc.+....................     11,400       389,880
  Ceridian Corp.+.......................     26,600       592,648
  Certegy, Inc..........................     17,600       682,880
  ChoicePoint, Inc.+....................     13,400       742,896
  Concord EFS, Inc.+....................     29,450       959,776
  Convergys Corp.+......................     12,500       345,875
  Fiserv, Inc.+.........................      5,800       257,868
  FutureLink Corp.+.....................      1,785            16
  Iron Mountain, Inc.+..................     15,550       478,940
  KPMG Consulting, Inc.+................     29,600       518,000
  Manpower, Inc.........................     17,100       688,275
  Manugistics Group, Inc.+..............      9,250       145,780
  Perot Systems Corp., Class A+.........     12,600       224,280
  Republic Services, Inc., Class A+.....     25,400       502,920
  Robert Half International, Inc.+......     26,400       693,264
  Sabre Holdings Corp. Class A+.........     21,000       976,500
  ServiceMaster Co......................     11,950       167,300
  SunGard Data Systems, Inc.+...........     21,400       636,864
  Viad Corp.............................     10,100       307,848
                                                     ------------
                                                       11,329,179
                                                     ------------
CHEMICALS -- 0.3%
  Cabot Microelectronics Corp.+.........      1,800        88,020
  Potash Corp. of Saskatchewan, Inc.....      4,100       262,933
                                                     ------------
                                                          350,953
                                                     ------------
COMMUNICATION EQUIPMENT -- 2.0%
  CIENA Corp.+..........................     16,500       123,585
  Emulex Corp.+.........................      2,500        72,475
  Finisar Corp.+........................     11,200        71,568
  Harris Corp...........................      7,400       267,954
  L-3 Communications Holdings, Inc.+....      7,000       894,460
  Network Appliance, Inc.+..............     38,200       666,590
                                                     ------------
                                                        2,096,632
                                                     ------------
COMPUTERS & BUSINESS EQUIPMENT -- 1.0%
  Brocade Communications Systems,
    Inc.+...............................     24,500       626,955

SUNAMERICA STYLE SELECT SERIES MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED) (CONTINUED)


                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
  Lexmark International Group, Inc.,
    Class A+............................      5,700  $    340,746
  Storage Technology Corp.+.............      3,850        79,233
                                                     ------------
                                                        1,046,934
                                                     ------------
COMPUTER SOFTWARE -- 3.9%
  Adobe Systems, Inc....................     14,700       587,412
  Advent Software, Inc.+................      2,100       103,698
  Business Objects SA ADR+..............      4,300       144,781
  Citrix Systems, Inc.+.................     13,900       161,240
  DST Systems, Inc.+....................      5,400       266,868
  Electronic Arts, Inc.+................      6,300       372,015
  Informatica Corp.+....................      8,900        70,577
  Intuit, Inc.+.........................     10,450       409,431
  J.D. Edwards & Co.+...................     20,000       222,000
  Lawson Software, Inc.+................      4,800        40,848
  Mercury Interactive Corp.+............     11,300       421,151
  Peregrine Systems, Inc.+..............     49,850       341,472
  Rational Software Corp.+..............      7,550       110,004
  Siebel Systems, Inc.+.................     21,100       510,409
  SmartForce PLC ADR+...................      2,900        18,702
  Symantec Corp.+.......................      7,050       249,640
  Tibco Software, Inc.+.................     10,150        85,159
  VERITAS Software Corp.+...............      2,250        63,765
                                                     ------------
                                                        4,179,172
                                                     ------------
DRUGS -- 9.6%
  Abgenix, Inc.+........................      5,300        74,783
  Allergan, Inc.........................      4,500       296,595
  AmerisourceBergen Corp................     12,900       999,750
  Biogen, Inc.+.........................      2,800       121,716
  Biovail Corp.+........................      7,000       264,390
  Caremark Rx, Inc.+....................     41,200       885,800
  Cephalon, Inc.+.......................     11,800       691,952
  Charles River Laboratories
    International, Inc.+................      9,800       293,510
  Gilead Sciences, Inc.+................     28,250       879,140
  IDEC Pharmaceuticals Corp.+...........     21,350     1,173,182
  ImClone Systems, Inc.+................      3,300        53,130
  Immunex Corp.+........................     26,500       719,210
  King Pharmaceuticals, Inc.+...........     10,300       322,802
  MedImmune, Inc.+......................     32,600     1,088,840
  Neurocrine Bisciences, Inc.+..........      1,800        59,202
  NPS Pharmaceuticals, Inc.+............      4,250       126,693
  Omnicare, Inc.........................     35,600       951,944
                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)

DRUGS (CONTINUED)
  Protein Design Labs, Inc.+............      4,200  $     75,432
  Salix Pharmaceuticals, Ltd.+..........     11,000       163,009
  Sepracor, Inc.+.......................      7,900       100,014
  Serono SA ADR+........................     10,200       202,470
  Shire Pharmaceuticals Group PLC
    ADR+................................      8,600       190,920
  Teva Pharmaceutical Industries, Ltd.
    ADR.................................      5,500       308,055
  Vertex Pharmaceuticals, Inc.+.........      5,100       108,477
                                                     ------------
                                                       10,151,016
                                                     ------------
EDUCATION -- 0.3%
  Career Education Corp.+...............      7,800       350,610
                                                     ------------
ELECTRICAL EQUIPMENT -- 0.2%
  Sanmina Corp.+........................     18,600       193,440
                                                     ------------
ELECTRONICS -- 12.3%
  ATI Technologies, Inc.+...............     10,400       106,080
  Atmel Corp.+..........................    109,400       984,600
  ATMI, Inc.+...........................      3,850       117,425
  AVX Corp..............................     10,200       203,286
  Broadcom Corp., Class A+..............      7,300       251,850
  Celestica, Inc.+......................     18,900       523,530
  Conexant Systems, Inc.+...............     74,300       757,860
  Cypress Semiconductor Corp.+..........     30,000       668,100
  Fairchild Semiconductor Corp., Class
    A+..................................      3,000        80,820
  Flextronics International, Ltd.+......      5,500        76,175
  Garmin, Ltd.+.........................      7,200       162,072
  Genesis Microchip, Inc.+..............     30,000       720,300
  Integrated Device Technology,
    Inc.+...............................      8,300       232,732
  Intersil Corp., Class A+..............     14,500       389,325
  Jabil Circuit, Inc.+..................     15,500       316,355
  KLA-Tencor Corp.+.....................     11,900       701,743
  Lam Research Corp.+...................     28,700       736,442
  Lattice Semiconductor Corp.+..........     25,400       300,990
  LSI Logic Corp.+......................     30,000       385,500
  Marvell Technology Group, Ltd.+.......     24,700       889,200
  Maxim Integrated Products, Inc.+......      7,900       393,420
  Microchip Technology, Inc.+...........      6,900       307,050
  Molex, Inc., Class A..................      7,200       211,104
  Novellus Systems, Inc.+...............     12,600       597,240
  Photon Dynamics, Inc.+................     11,700       566,748

SUNAMERICA STYLE SELECT SERIES MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED) (CONTINUED)


                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)
ELECTRONICS (CONTINUED)
  Polycom, Inc.+........................      3,300  $     68,046
  QLogic Corp.+.........................      1,650        75,421
  Riverstone Networks, Inc.+............      6,300        29,610
  Semtech Corp.+........................      7,200       230,256
  Teradyne, Inc.+.......................      9,200       303,140
  Vitesse Semiconductor Corp.+..........     10,100        60,398
  Waters Corp.+.........................      8,500       229,075
  Xilinx, Inc.+.........................     36,000     1,359,360
                                                     ------------
                                                       13,035,253
                                                     ------------
ENERGY SERVICES -- 7.6%
  BJ Services Co.+......................     31,100     1,142,614
  Cooper Cameron Corp.+.................      7,100       389,364
  Diamond Offshore Drilling, Inc........     17,100       532,152
  FMC Technologies, Inc.+...............      4,500       102,375
  GlobalSantaFe Corp....................     45,000     1,579,050
  Nabors Industries, Inc.+..............     43,700     1,990,535
  Patterson-UTI Energy, Inc.+...........     33,400     1,068,800
  Pride International, Inc.+............     15,000       278,850
  Smith International, Inc.+............      8,500       595,425
  Veritas DGC, Inc.+....................     20,000       362,000
                                                     ------------
                                                        8,041,165
                                                     ------------
ENERGY SOURCES -- 3.3%
  Devon Energy Corp.....................     18,700       922,097
  EOG Resources, Inc....................     12,900       548,895
  Murphy Oil Corp.......................      5,100       481,185
  Noble Drilling Corp...................      9,450       409,657
  Ocean Energy, Inc.....................     27,200       582,080
  Pioneer Natural Resources Co.+........     11,950       286,681
  Premcor, Inc.+........................        200         4,800
  XTO Energy, Inc.......................     10,600       216,240
                                                     ------------
                                                        3,451,635
                                                     ------------
FINANCIAL SERVICES -- 3.6%
  Affiliated Managers Group, Inc.+......      6,500       413,400
  Allmerica Financial Corp..............      9,900       494,109
  Capital One Financial Corp............     10,450       625,851
  Charles Schwab Corp...................     14,700       167,433
  Federated Investors, Inc., Class B....        300         9,618
  Franklin Resources, Inc...............     12,300       515,370
  Gladstone Capital Corp.+..............     11,000       208,450
  Legg Mason, Inc.......................      3,900       195,936
  Lehman Brothers Holdings, Inc.........      6,200       365,800
                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)

FINANCIAL SERVICES (CONTINUED)
  Waddell & Reed Financial, Inc., Class
    A...................................     30,200  $    777,650
                                                     ------------
                                                        3,773,617
                                                     ------------
FOOD, BEVERAGE & TOBACCO -- 0.3%
  Dreyer's Grand Ice Cream, Inc.........      3,800       177,308
  Sysco Corp............................      4,200       121,842
                                                     ------------
                                                          299,150
                                                     ------------
FOREST PRODUCTS -- 0.2%
  Plum Creek Timber Co., Inc............      5,700       173,565
                                                     ------------
HEALTH SERVICES -- 4.6%
  Anthem, Inc.+.........................      9,900       675,180
  Davita, Inc.+.........................     14,000       362,880
  Health Management Associates, Inc.,
    Class A+............................     33,900       723,426
  Laboratory Corp. of America
    Holdings+...........................     10,700     1,061,440
  Lincare Holdings, Inc.+...............     12,350       388,778
  Manor Care, Inc.+.....................     21,900       561,516
  Medicines Co.+........................     10,100        98,980
  Quest Diagnostics, Inc.+..............      6,200       569,966
  Wellpoint Health Networks, Inc., Class
    A+..................................      6,300       473,004
                                                     ------------
                                                        4,915,170
                                                     ------------
HOUSING -- 0.4%
  Lennar Corp...........................      6,500       361,010
                                                     ------------
INSURANCE -- 2.8%
  Everest Reinsurance Group, Ltd........      3,800       258,020
  Mercury General Corp..................      7,100       355,000
  Nationwide Financial Services, Inc.,
    Class A.............................      7,700       315,700
  PMI Group, Inc........................      5,700       462,384
  Principal Financial Group, Inc.+......     11,500       319,700
  Progressive Corp......................      6,300       362,250
  Protective Life Corp..................      9,800       312,228
  Radian Group, Inc.....................     11,400       591,660
                                                     ------------
                                                        2,976,942
                                                     ------------
INTERNET CONTENT -- 0.4%
  Internet Security Systems, Inc.+......      8,500       166,600

SUNAMERICA STYLE SELECT SERIES MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED) (CONTINUED)


                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)
INTERNET CONTENT (CONTINUED)
  Juniper Networks, Inc.+...............     10,800  $    109,188
  VeriSign, Inc.+.......................     12,700       117,475
  WebMD Corp.+..........................      4,700        32,430
                                                     ------------
                                                          425,693
                                                     ------------
INTERNET SOFTWARE -- 1.2%
  Documentum, Inc.+.....................      4,200        81,564
  Microtune, Inc.+......................     11,300       125,995
  Networks Associates, Inc.+............      5,700       101,175
  RealNetworks, Inc.+...................     10,000        70,300
  Retek, Inc.+..........................     36,450       860,184
                                                     ------------
                                                        1,239,218
                                                     ------------
LEISURE & TOURISM -- 4.5%
  Brinker International, Inc.+..........      3,400       117,096
  Buca, Inc.+...........................     30,000       510,000
  Carnival Corp., Class A...............      7,900       263,149
  CBRL Group, Inc.......................     11,800       358,130
  GTECH Holdings Corp.+.................      9,350       560,158
  International Game Technology,
    Inc.+...............................      5,750       361,963
  Jack in the Box, Inc.+................      4,700       150,071
  Landry's Seafood Restaurants, Inc.....     15,000       415,500
  Outback Steakhouse, Inc.+.............      8,500       298,095
  Park Place Entertainment Corp.+.......     14,100       173,430
  Sonic Corp.+..........................      6,100       178,791
  Starbucks Corp.+......................     18,300       417,606
  Starwood Hotels & Resorts Worldwide,
    Inc., Class B.......................      4,500       170,100
  Tricon Global Restaurants, Inc.+......     11,650       734,649
                                                     ------------
                                                        4,708,738
                                                     ------------
MACHINERY -- 0.4%
  AGCO Corp.+...........................     16,800       381,696
                                                     ------------
MEDICAL PRODUCTS -- 4.9%
  Alcon, Inc.+..........................     14,600       505,890
  Alkermes, Inc.+.......................     12,200       245,708
  Apogent Technologies, Inc.+...........     22,900       531,280
  Celgene Corp.+........................     11,200       221,536
  Conceptus, Inc.+......................     20,000       361,800
  CuraGen Corp.+........................     13,500       116,505
  Cytyc Corp.+..........................     16,900       265,499
  Forest Laboratories, Inc.+............     11,000       848,540
  Genzyme Corp.-General Division+.......      5,000       204,700
                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)

MEDICAL PRODUCTS (CONTINUED)
  Genzyme Corp.-Genzyme Biosurgery
    Division+...........................        303  $      1,666
  Human Genome Sciences, Inc.+..........      4,900        77,126
  Integra Lifesciences Corp.+...........     20,000       390,000
  Invitrogen Corp.+.....................      3,200       110,976
  St. Jude Medical, Inc.+...............      4,400       366,124
  Stryker Corp.+........................      1,500        80,265
  Varian Medical Systems, Inc.+.........      7,700       333,795
  Zimmer Holdings, Inc.+................     13,500       468,585
                                                     ------------
                                                        5,129,995
                                                     ------------
METALS & MINERALS -- 0.2%
  Maverick Tube Corp.+..................     10,000       181,500
                                                     ------------
MULTI-INDUSTRY -- 1.8%
  Danaher Corp..........................      8,100       579,798
  ITT Industries, Inc...................      9,400       656,684
  Loews Corp............................      4,400       263,780
  Loews Corp. - Carolina Group..........      5,900       193,638
  Teleflex, Inc.........................      4,200       237,342
                                                     ------------
                                                        1,931,242
                                                     ------------
RETAIL -- 8.7%
  Abercrombie & Fitch Co., Class A+.....     10,900       327,000
  American Eagle Outfitters, Inc.+......      7,400       188,182
  Best Buy Co., Inc.+...................      7,700       572,495
  BJ's Wholesale Club, Inc.+............     26,800     1,196,084
  Dollar Tree Stores, Inc.+.............     33,000     1,258,620
  Family Dollar Stores, Inc.............     19,300       667,780
  Gap, Inc..............................     20,000       282,200
  Limited, Inc..........................     26,500       507,740
  MSC Industrial Direct Co., Inc., Class
    A+..................................      6,200       131,750
  Office Depot, Inc.+...................     15,000       287,100
  Ross Stores, Inc......................     18,100       735,041
  Ticketmaster, Inc., Class B+..........     13,000       305,890
  Tiffany & Co..........................      2,300        91,425
  TJX Cos., Inc.........................     23,500     1,024,130
  Weight Watchers International,
    Inc.+...............................     15,700       592,832
  Whole Foods Market, Inc.+.............     15,100       706,076
  Williams-Sonoma, Inc.+................      5,100       293,811
                                                     ------------
                                                        9,168,156
                                                     ------------

SUNAMERICA STYLE SELECT SERIES MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED) (CONTINUED)


                                                        VALUE
          SECURITY DESCRIPTION             SHARES      (NOTE 3)
TELECOMMUNICATIONS -- 1.1%
  AT&T Corp.............................     20,000  $    262,400
  Echostar Communications Corp., Class
    A+..................................     15,000       408,000
  RF Micro Devices, Inc.+...............     13,900       241,860
  Triton PCS Holdings, Inc.,
    Class A+............................     16,100       129,605
  Western Wireless Corp., Class A+......     23,300       147,722
                                                     ------------
                                                        1,189,587
                                                     ------------
TRANSPORTATION -- 1.1%
  C.H. Robinson Worldwide, Inc..........      2,800        88,116
  ENSCO International, Inc..............     25,000       844,000
  Expeditors International of
    Washington, Inc.....................      4,500       260,415
                                                     ------------
                                                        1,192,531
                                                     ------------
UTILITIES: ELECTRIC, GAS & WATER -- 0.3%
  Dominion Resources, Inc...............      4,600       305,532
                                                     ------------
REGISTERED INVESTMENT COMPANIES -- 1.4%
  T. Rowe Price Resources Investor
    Fund................................  1,522,172  $  1,522,172
                                                     ------------
TOTAL COMMON STOCK
  (cost $95,898,060)....................              101,979,606
                                                     ------------
TOTAL INVESTMENT SECURITIES -- 96.5%
  (COST $95,898,060)....................              101,979,606
                                                     ------------

                                            PRINCIPAL
                                              AMOUNT          VALUE
          SECURITY DESCRIPTION            (IN THOUSANDS)     (NOTE 3)

SHORT-TERM SECURITIES -- 1.1%
  Euro Time Deposit with State Street
    Bank and Trust Co.
    0.75% due 5/1/02
    (cost $1,165,000)...................  $        1,165  $    1,165,000
                                                          --------------
REPURCHASE AGREEMENT -- 2.0%
  State Street Bank & Trust Co. Joint
    Repurchase Agreement (Note 3)
    (cost $2,115,000)...................           2,115       2,115,000
                                                          --------------
TOTAL INVESTMENTS
  (cost $99,178,060)....................            99.6%    105,259,606
Other assets less liabilities...........             0.4         416,059
                                          --------------  --------------
NET ASSETS..............................           100.0% $  105,675,665
                                          ==============  ==============

------------

+    Non-income producing
ADR  American Depository Receipt

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES VALUE FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED)

                                                         VALUE
          SECURITY DESCRIPTION              SHARES      (NOTE 3)

COMMON STOCK -- 60.1%
AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
  BAE Systems PLC+......................     110,200  $    560,206
  Rockwell Collins, Inc.................      67,800     1,614,996
                                                      ------------
                                                         2,175,202
                                                      ------------
BANKS -- 5.2%
  Commerce Bancshares, Inc..............      64,520     2,862,752
  First Virginia Banks, Inc.............      65,800     3,765,734
  UMB Financial Corp....................      20,130       962,637
  Washington Federal, Inc...............      67,441     1,761,559
                                                      ------------
                                                         9,352,682
                                                      ------------
BUSINESS SERVICES -- 1.2%
  R.R. Donnelley & Sons Co..............      66,300     2,118,948
                                                      ------------
CHEMICALS -- 1.9%
  Air Products & Chemicals, Inc.........      48,300     2,320,815
  Du Pont (E.I.) de Nemours & Co........      24,500     1,090,250
                                                      ------------
                                                         3,411,065
                                                      ------------
COMMUNICATION EQUIPMENT -- 1.7%
  SBC Communications, Inc...............      97,366     3,024,188
                                                      ------------
DRUGS -- 3.4%
  Bristol-Myers Squibb Co...............     213,800     6,157,440
                                                      ------------
ELECTRIC UTILITIES -- 0.6%
  FPL Group, Inc........................      15,972     1,014,062
                                                      ------------
ELECTRICAL EQUIPMENT -- 1.8%
  Hubbell, Inc., Class B................      93,900     3,232,977
                                                      ------------
ELECTRONICS -- 2.3%
  Emerson Electric Co...................      77,600     4,143,064
                                                      ------------
ENERGY SOURCES -- 6.1%
  BP PLC ADR............................     105,900     5,379,720
  ChevronTexaco Corp....................      21,500     1,864,265
  Exxon Mobil Corp......................      79,500     3,193,515
  Nicor, Inc............................      11,400       533,292
                                                      ------------
                                                        10,970,792
                                                      ------------
                                                         VALUE
          SECURITY DESCRIPTION              SHARES      (NOTE 3)

FINANCIAL SERVICES -- 2.1%
  PNC Financial Services
    Group, Inc..........................      48,900  $  2,696,835
  Student Loan Corp.....................      10,000       973,500
                                                      ------------
                                                         3,670,335
                                                      ------------
FOOD, BEVERAGE & TOBACCO -- 3.6%
  Campbell Soup Co......................     154,800     4,274,028
  H.J. Heinz & Co.......................      32,000     1,343,680
  UST, Inc..............................      20,358       810,248
                                                      ------------
                                                         6,427,956
FOREST PRODUCTS -- 0.3%
  Rayonier, Inc.........................       8,700       510,429
                                                      ------------
GAS & PIPELINE UTILITIES -- 8.2%
  AGL Resources, Inc....................     155,920     3,732,725
  Piedmont Natural Gas, Inc.............     172,500     6,425,625
  WGL Holdings, Inc.....................     165,800     4,493,180
                                                      ------------
                                                        14,651,530
                                                      ------------
HOUSEHOLD PRODUCTS -- 4.4%
  Clorox Co.............................      55,800     2,469,150
  Kimberly-Clark Corp...................      60,200     3,920,224
  Unilever NV...........................      22,500     1,455,750
                                                      ------------
                                                         7,845,124
                                                      ------------
INSURANCE -- 4.0%
  Allstate Corp.........................      83,500     3,318,290
  Chubb Corp............................      15,500     1,188,850
  CNA Surety Corp.......................     119,500     1,941,875
  Marsh & McLennan Cos., Inc............       6,400       646,912
                                                      ------------
                                                         7,095,927
                                                      ------------
MACHINERY -- 1.6%
  Nordson Corp..........................      92,400     2,862,552
                                                      ------------
MEDICAL PRODUCTS -- 0.4%
  Bausch & Lomb, Inc....................      21,600       776,952
                                                      ------------
MULTI-INDUSTRY -- 5.0%
  3M Co.@...............................      37,800     4,755,240
  Cooper Industries, Inc................      93,600     4,099,680
                                                      ------------
                                                         8,854,920
                                                      ------------

SUNAMERICA STYLE SELECT SERIES VALUE FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED) (CONTINUED)


                                                         VALUE
          SECURITY DESCRIPTION              SHARES      (NOTE 3)
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
  CarrAmerica Realty Corp...............      14,100  $    452,892
  Manufactured Home Communities, Inc....      28,300       951,446
                                                      ------------
                                                         1,404,338
                                                      ------------
RETAIL -- 1.3%
  May Department Stores Co..............      69,000     2,392,920
                                                      ------------
TELECOMMUNICATIONS -- 0.5%
  Verizon Communications, Inc...........      22,900       918,519
                                                      ------------
TELEPHONE -- 1.5%
  BellSouth Corp........................      88,000     2,670,800
                                                      ------------
TRANSPORTATION -- 1.0%
  Ryder System, Inc.....................      62,000     1,758,320
                                                      ------------
TOTAL COMMON STOCK
  (cost $106,472,326)...................               107,441,042
                                                      ------------
PREFERRED STOCK -- 15.1%
AEROSPACE & MILITARY TECHNOLOGY -- 1.4%
  Raytheon Co.
    convertible 8.25%...................      35,200     2,472,448
                                                      ------------
AUTOMOTIVE -- 0.2%
  General Motors Corp.
    Series B 5.25%......................      13,200       379,500
                                                      ------------
BUSINESS SERVICES -- 3.8%
  Union Pacific Capital Trust
    convertible 6.25%...................     141,000     6,803,250
                                                      ------------
ELECTRIC UTILITIES -- 4.1%
  Ameren Corp.
    convertible 9.75%...................     137,600     3,694,560
  FPL Group, Inc.
    convertible 8.50%...................      61,309     3,601,291
                                                      ------------
                                                         7,295,851
                                                      ------------
ENERGY SERVICES -- 0.6%
  Sempra Energy
    convertible 8.50%...................      39,800     1,017,686
                                                      ------------
FINANCIAL SERVICES -- 0.6%
  Newell Financial Trust I
    convertible 5.25%...................      25,200     1,071,000
                                                      ------------
FOREST PRODUCTS -- 0.5%
  International Paper Capital Trust
    convertible 5.25%...................      21,300       979,800
                                                      ------------

                                            PRINCIPAL
                                              AMOUNT          VALUE
          SECURITY DESCRIPTION            (IN THOUSANDS)     (NOTE 3)

HEALTH SERVICES -- 0.3%
  Anthem, Inc.
    convertible 6.00%...................  $        5,229  $      449,223
                                                          --------------
INSURANCE -- 2.2%
  Travelers Property Casualty Corp.
    convertible 4.25%...................         157,903       3,972,840
                                                          --------------
TELECOMMUNICATIONS -- 1.4%
  Centurytel, Inc.
    convertible 6.88%...................          55,300       1,361,144
  Citizens Communications Co.
    convertible 6.75%...................          59,700       1,233,999
                                                          --------------
                                                               2,595,143
                                                          --------------
TOTAL PREFERRED STOCK
  (cost $26,687,440)....................                      27,036,741
                                                          --------------
BONDS & NOTES -- 15.2%
APPAREL & TEXTILES -- 0.9%
  Jones Apparel Group, Inc. convertible
    zero coupon due 2/01/21.............           2,985       1,585,931
                                                          --------------
BROADCASTING & MEDIA -- 0.4%
  Liberty Media Corp.
    3.50% due 1/15/31...................             847         642,661
                                                          --------------
BUSINESS SERVICES -- 1.4%
  United Parcel Service, Inc.
    convertible
    1.75% due 9/27/07...................           2,415       2,444,221
  WMX Technologies, Inc.
    convertible
    2.00% due 1/24/05...................             148         127,887
                                                          --------------
                                                               2,572,108
                                                          --------------
COMMUNICATION EQUIPMENT -- 1.2%
  Vishay Intertechnology, Inc. Liquid
    Yield Option
    zero coupon due 6/04/21 *...........           3,729       2,116,207
                                                          --------------
ELECTRONICS -- 1.7%
  Agilent Technologies, Inc.
    convertible
    3.00% due 12/01/21..................             759         869,055
  Arrow Electronics, Inc.
    convertible
    zero coupon due 2/21/21.............           2,938       1,355,152
  Burr-Brown Corp.
    convertible
    4.25% due 2/15/07...................             856         907,360
                                                          --------------
                                                               3,131,567
                                                          --------------

SUNAMERICA STYLE SELECT SERIES VALUE FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2002 -- (UNAUDITED) (CONTINUED)


                                            PRINCIPAL
                                              AMOUNT          VALUE
          SECURITY DESCRIPTION            (IN THOUSANDS)     (NOTE 3)
ENERGY SERVICES -- 0.8%
  Diamond Offshore Drilling, Inc.
    convertible
    1.50% due 4/15/31...................  $        1,496  $    1,361,360
ENERGY SOURCES -- 2.2%
  Devon Energy Corp.
    convertible
    4.90% due 8/15/08...................           2,201       2,173,487
  Devon Energy Corp.
    convertible
    4.95% due 8/15/08...................           1,868       1,846,892
                                                          --------------
                                                               4,020,379
                                                          --------------
FINANCIAL SERVICES -- 3.3%
  Goldman Sachs Group, Inc.
    convertible
    2.00% due 2/12/09...................           2,140       2,123,380
  Goldman Sachs Group, Inc.
    convertible
    3.00% due 10/05/08..................             540         569,662
  Goldman Sachs Group, Inc.
    convertible
    3.50% due 4/29/12...................           3,323       3,256,540
                                                          --------------
                                                               5,949,582
                                                          --------------
HOUSING -- 0.8%
  Masco Corp.
    convertible
    zero coupon due 7/20/31.............           3,291       1,403,612
                                                          --------------
LEISURE & TOURISM -- 0.2%
  CBRL Group, Inc.
    convertible
    zero coupon 4/3/32 *................             960         410,400
                                                          --------------
                                            PRINCIPAL
                                              AMOUNT          VALUE
          SECURITY DESCRIPTION            (IN THOUSANDS)     (NOTE 3)

MULTI-INDUSTRY -- 1.2%
  Loews Corp.
    3.13% due 9/15/07...................  $        2,398  $    2,066,357
                                                          --------------
RETAIL -- 0.4%
  Koninklijke Aholding NV
    convertible
    4.00% due 5/19/05...................             764         714,609
                                                          --------------
TELECOMMUNICATIONS -- 0.7%
  Commscope, Inc.
    convertible
    4.00% due 12/15/06..................           1,482       1,193,010
                                                          --------------
TOTAL BONDS & NOTES
  (cost $27,344,941)....................                      27,167,783
                                                          --------------
TOTAL INVESTMENT SECURITIES -- 90.4%
  (cost $160,504,707)...................                     161,645,566
                                                          --------------
REPURCHASE AGREEMENT -- 9.1%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    0.85%, dated
    4/30/02, to be repurchased
    5/01/02 in the amount of $16,357,386
    and collateralized by $12,385,000 of
    United States Treasury Bonds,
    bearing interest at 8.88%, due
    8/15/17 and having an approximate
    aggregate value of $16,687,066
    (cost $16,357,000)@.................          16,357      16,357,000
                                                          --------------
TOTAL INVESTMENTS
  (cost $176,861,707)...................            99.5%    178,002,566
Other assets less liabilities...........             0.5         869,354
                                          --------------  --------------
NET ASSETS .............................           100.0% $  178,871,920
                                          ==============  ==============

------------

ADR  American Depository Receipt
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
@ The security or a portion thereof represents collateral for the following open future contracts:

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
 NUMBER OF CONTRACTS     DESCRIPTION   EXPIRATION DATE  VALUE AT TRADE DATE  VALUE AS OF APRIL 30, 2002  UNREALIZED DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
62 Long                 S&P 500 Index     June 2002         $17,678,490             $16,696,600                 $(981,890)
                                                                                                                =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------------
CONTRACT TO DELIVER   IN EXCHANGE FOR   DELIVERY DATE   UNREALIZED DEPRECIATION
-------------------------------------------------------------------------------
EUR        183,976    USD     165,143     5/31/2002             $  (303)
EUR        221,353    USD     198,760     5/31/2002                (298)
GBP        162,400    USD     235,698     5/31/2002                (401)
                                                                -------
Total Unrealized Depreciation                                   $(1,002)
                                                                =======

     EUR-Euro Dollar
     GBP-Pound Sterling

See Notes to Financial Statements

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)

NOTE 1. ORGANIZATION

   SunAmerica Style Select Series, Inc. (the "Fund") is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management Corp. ("SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. The Fund issues separate series of shares (each, a "Portfolio"). The assets of the Large-Cap Growth Portfolio and the Mid-Cap Growth Portfolio are normally allocated among at least three investment advisers (each, an "Adviser"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets. The investment objective for each of the Portfolios is as follows:

   LARGE-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, issued by large-cap companies.

   MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, issued by mid-cap companies.

   SUNAMERICA VALUE FUND (FORMERLY MULTI-CAP VALUE PORTFOLIO) seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

   Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

         Class A shares--     Offered at net asset value per share plus an
                              initial sales charge. Any purchases of
                              Class A shares in excess of $1,000,000 will
                              be subject to a contingent deferred sales
                              charge on redemptions made within two years
                              of purchase.
         Class B shares--     Offered at net asset value per share without
                              an initial sales charge, although a declining
                              contingent deferred sales charge may be
                              imposed on redemptions made within six years
                              of purchase. Class B shares will convert
                              automatically to Class A shares on the first
                              business day of the month after eight years
                              from the issuance of such shares and at such
                              time will be subject to the lower
                              distribution fee applicable to Class A
                              shares.
         Class II             Offered at net asset value per share plus an
           shares--           initial sales charge. Certain redemptions
                              made within the first eighteen months of the
                              date of purchase are subject to a contingent
                              deferred sales charge.
         Class I shares--     Offered at net asset value per share
                              exclusively for sale to certain institutions
                              and to the SunAmerica Aggressive Growth,
                              Moderate Growth, and Conservative Growth
                              Funds, which are funds of funds.
         Class Z shares--     Offered at net asset value per share
                              exclusively to participants in certain
                              employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distribution and account maintenance and service fee payments

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

   under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class II shares are subject to higher distribution fee rates. There are no distribution or service fee payments applicable to Class I or Class Z.

NOTE 2. FUND MERGERS

   Pursuant to a plan of reorganization approved by shareholders of the North American Funds ("NA Funds") on November 7, 2001, all the assets and liabilities of the determined NA Funds were transferred in a tax-free exchange to a determined SunAmerica Style Select Mutual Fund ("SA Funds"). The details of the reorganization transactions, which were consummated on November 16, 2001, are set forth below.

   The SunAmerica Value Fund (formerly, Value Portfolio) acquired all of the assets and liabilities of the North American Mid Cap Value Fund ("NA Mid Cap Value Fund"). In conjunction with the reorganization, the SunAmerica Value Fund is the surviving entity. All shares of the NA Mid Cap Value Fund
   Class A, Class B, Class C and Class I were exchanged, tax free, for SunAmerica Value Fund Class A, Class B, Class II and Class I shares, respectively.

   Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

   Net assets of SunAmerica Value Fund Portfolio prior to
  merger....................................................  $155,010,651
   Net assets of NA Mid Cap Value Portfolio prior to
  merger....................................................    30,267,585
                                                              ------------
   Aggregate net assets of SunAmerica Value Fund following
  the acquisition...........................................  $185,278,236
                                                              ============
   Unrealized appreciation in NA MidCap Value Fund..........  $    197,608

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

   SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Advisor to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the Portfolio uses the exchange that is the primary market for the security. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

   Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Portfolios, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

   As of April 30, 2002, the following funds have a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

                                                                    PERCENTAGE    PRINCIPAL
                                                                     INTEREST      AMOUNT
                                                                    ----------   -----------
      Mid-Cap Growth..............................................     0.80%     $2,115,000
      Large-Cap Growth............................................     0.29         777,000

   As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co. Repurchase Agreement, 1.75% dated 4/30/02, in the principal amount of $265,450,000, repurchase price $265,462,904 due 5/01/02, collateralized by the following:

                                                        INTEREST   MATURITY    PRINCIPAL        MARKET
      TYPE OF COLLATERAL                                  RATE       DATE        AMOUNT          VALUE
      ------------------                                --------   --------   ------------   -------------
      U.S. Treasury Bond..............................    1.64%    6/06/02    $49,060,000    $ 48,961,880
      U.S. Treasury Note..............................    3.38     4/30/04     15,765,000      15,804,413
      U.S. Treasury Note..............................    6.00     8/15/09     91,100,000      97,932,500
      U.S. Treasury Note..............................    7.25     5/15/04     97,270,000     108,091,289

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest.

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

   Such taxes are generally based on either income or gains earned or repatriated. The Portfolios accrue such taxes when the related income is earned. The Portfolios amortize premiums and accrue discounts including original issue discounts for both book and federal income tax purposes.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods.

   The Portfolios issue and redeem their shares, invest in securities and distribute dividends from net investment income and net realized gains which are paid in cash or are reinvested at the discretion of the shareholders. These activities are reported in the Statement of Changes in Net Assets.

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

   For the year ended October 31, 2001, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                                 ACCUMULATED     ACCUMULATED
                                                UNDISTRIBUTED   UNDISTRIBUTED        PAID
                                                 NET REALIZED   NET INVESTMENT        IN
                                                 GAIN (LOSS)    INCOME (LOSS)      CAPITAL
                                                --------------  --------------  --------------
      Large-Cap Growth Portfolio..............  $      98,820   $   1,398,653   $  (1,497,473)
      Mid-Cap Growth Portfolio................         18,049       2,448,033      (2,466,082)
      SunAmerica Value Fund...................         26,686         (26,746)             60

   FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in counterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

   option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

   ORGANIZATIONAL EXPENSES: Expenses incurred by SunAmerica in connection with the organization of each Portfolio are being amortized on a straight line basis over a period not to exceed 60 months from the date the Portfolio commenced operations. Effective June 30, 1998, any organizational expenses will be expensed as incurred.

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICES AGREEMENT

   The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors (the "Directors"). In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is 1.00% of the average daily net assets.

   The organizations described below act as Advisers to the Fund pursuant to Subadvisory Agreements with SunAmerica. Under the Subadvisory Agreements, the Advisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the following Advisers is independent of SunAmerica (with the exception of the Large-Cap Growth and Mid-Cap Growth Portfolios for which SunAmerica acts as an Adviser) and discharges its responsibilities subject to the policies of the Directors and the oversight and supervision of SunAmerica, which pays the Advisors' fees.

   Large-Cap Growth Portfolio
       Janus Capital Corporation
       Jennison Associates LLC
       SunAmerica

   Mid-Cap Growth Portfolio
       Morgan Stanley Investments L.P.
       SunAmerica
       T. Rowe Price Associates, Inc.

   SunAmerica Value Fund
       American Century Investment Management,
         Inc.

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

   Each Advisor is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Adviser. For the six months ended April 30, 2002, SunAmerica paid the Advisers for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio: Large-Cap Growth Portfolio, 0.30%; Mid-Cap Growth Portfolio, 0.37% and SunAmerica Value Fund, 0.47%.

   SunAmerica has agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the percentage limitations of each Portfolio's average net assets. For the Large-Cap Growth Portfolio and the Mid-Cap Growth Portfolio, expenses are limited at 1.78%, 2.43%, and 2.43% for Class A, Class B, and Class II, respectively. For the SunAmerica Value Portfolio expenses are limited at 1.78%, 2.43%, 2.43%, 1.68%, and 1.21% for Class A, Class B, Class II, Class I and Class Z shares, respectively. SunAmerica also may waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   At April 30, 2002, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                                           MANAGEMENT
                                              FEES
                                           REIMBURSED
                                         --------------
   Large-Cap Growth..................... $          --
   Mid-Cap Growth.......................            --
   SunAmerica Value Fund................            --

                                             OTHER
                                            EXPENSES
                                           REIMBURSED
                                         --------------
   Large-Cap Growth Class A............. $      31,738
   Large-Cap Growth Class B.............        43,885
   Large-Cap Growth Class II............        19,606
   Mid-Cap Growth Class A...............        29,837
   Mid-Cap Growth Class B...............        44,092
   Mid-Cap Growth Class II..............        30,109
   SunAmerica Value Fund Class A........        26,304
   SunAmerica Value Fund Class B........        22,108
   SunAmerica Value Fund Class II.......        14,778
   SunAmerica Value Fund Class I........         1,556
   SunAmerica Value Fund Class Z........        53,651

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

   For the year ended April 30, 2002, the amounts repaid to the Adviser which are included in the management fee are as follows:

                                              AMOUNT
                                             RECOUPED
                                          --------------
   SunAmerica Value Fund A..............  $       7,834
   SunAmerica Value Fund B..............         12,649
   SunAmerica Value Fund II.............            883

   The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly-owned subsidiary of SunAmerica Inc. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Directors and the shareholders of each class of shares of each Portfolio have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan", and "Class II Plan". In adopting the Distribution Plans, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan, and Class II Plan, the Distributor receives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended April 30, 2002, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

   SACS receives sales charges on each Portfolio's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class II shares. SACS has advised the Portfolios that for the six months ended April 30, 2002 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                  CLASS A                         CLASS B
                                                --------------------------------------------  ---------------
                                                                                                CONTINGENT
                                                  SALES       AFFILIATED     NON-AFFILIATED      DEFERRED
                                                 CHARGES    BROKER-DEALERS   BROKER-DEALERS    SALES CHARGES
                                                ----------  ---------------  ---------------  ---------------
      Large-Cap Growth Portfolio..............   $ 46,940       $25,363          $15,244          $57,314
      Mid-Cap Growth Portfolio................     53,146        38,456            6,612           57,446
      SunAmerica Value Fund...................    110,731        64,739           29,810           82,187

                                                                          CLASS II
                                                -------------------------------------------------------------
                                                                                                CONTINGENT
                                                  SALES       AFFILIATED     NON-AFFILIATED      DEFERRED
                                                 CHARGES    BROKER-DEALERS   BROKER-DEALERS    SALES CHARGES
                                                ----------  ---------------  ---------------  ---------------
      Large-Cap Growth Portfolio..............   $13,053        $3,676           $9,377           $2,400
      Mid-Cap Growth Portfolio................    10,871         3,802            7,069            1,795
      SunAmerica Value Fund...................    13,021         3,433            9,588            3,037

   The Fund, on behalf of each Portfolio, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Directors. For the six months ended April 30, 2002 the Portfolios incurred the following expenses, which are included in transfer agent fees in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                                       PAYABLE AT
                                                            EXPENSE                                 OCTOBER 31, 2002
                                           ------------------------------------------   -----------------------------------------
                                           CLASS A     CLASS B    CLASS II   CLASS I    CLASS A    CLASS B    CLASS II   CLASS I
                                           --------   ---------   --------   --------   --------   --------   --------   --------
      Large-Cap Growth Portfolio.........  $24,340    $ 38,643    $23,772     $   --    $ 3,874    $ 5,947     $3,674      $ --
      Mid-Cap Growth Portfolio...........   39,093      62,473     20,178         --      6,205     10,022      3,257        --
      SunAmerica Value Fund..............   62,386     100,680     25,134      5,004     10,443     17,165      4,198       906

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

NOTE 5. PURCHASES AND SALES OF INVESTMENT SECURITIES

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2002 were as follows:

                                                                LARGE-CAP           MID-CAP         SUNAMERICA
                                                             GROWTH PORTFOLIO   GROWTH PORTFOLIO    VALUE FUND
                                                             ----------------   ----------------   ------------
      Purchases (excluding U.S. government securities).....     $7,130,901         $23,464,360     $32,096,920
      Sales (excluding U.S. government securities).........      5,978,664          25,638,155      46,479,712
      Purchases of U.S. government securities..............         78,043                  --              --
      Sales of U.S. government securities..................        476,278                  --              --

NOTE 6. TRANSACTIONS WITH AFFILIATES

   The following Portfolios incurred brokerage commissions with affiliated brokers:

                                                                     LARGE-CAP      MID-CAP
                                                                      GROWTH         GROWTH
                                                                    -----------   ------------
      Morgan Stanley Co., Inc.....................................  $       --    $ 1,935,521
      Prudential Securities, Inc..................................     267,231             --

   As disclosed in the investment portfolio, certain Portfolios own securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. For the six months ended April 30, 2002, the Fund recorded realized gains/losses and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                     REALIZED
      FUND                                                   SECURITY               GAIN (LOSS)    INCOME
      ----                                      ----------------------------------  -----------   --------
      Large-Cap Growth Portfolio..............  American International Group, Inc.    $     --     $1,024
      SunAmerica Value Fund...................  Transatlantic Holdings, Inc.           281,566      1,958

   During the six months ended April 30, 2002 the Mid-Cap Growth Portfolio invested in the T. Rowe Price Reserve Investment Fund, an open-end management investment company managed by T. Rowe Price Associates, Inc. The fund pays no investment management fees and was utilized as a cash management option. Distributions from the fund totaled $20,419 and are reflected as interest income in the accompanying Statement of Operations.

   At April 30, 2002, SAAMCo owned 11% and 7% of the outstanding shares of Large-Cap Growth Portfolio Class A shares and Mid-Cap Growth Portfolio Class A shares, respectively. VALIC, an indirect wholly owned subsidiary of AIG, owned 50% of the outstanding shares of SunAmerica Value Fund Class I.

NOTE 7. PORTFOLIO SECURITIES

   The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to their shareholders. Therefore, no federal tax provisions are required.

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for book purposes, including short-term securities and repurchase agreements, were as follows:

                                                              LARGE CAP           MID CAP         SUNAMERICA
                                                           GROWTH PORTFOLIO   GROWTH PORTFOLIO    VALUE FUND
                                                           ----------------   ----------------   -------------
      Cost...............................................     $74,494,442        $99,178,060     $176,861,707
                                                              ===========        ===========     ============
      Appreciation.......................................     $ 4,479,896        $15,251,853     $  5,171,930
      Depreciation.......................................      (7,930,855)        (9,170,307)      (4,031,071)
                                                              -----------        -----------     ------------
      Net unrealized appreciation (depreciation).........     $(3,450,959)       $ 6,081,546     $  1,140,859
                                                              ===========        ===========     ============

   At October 31, 2001 Large-Cap Growth Portfolio and Mid-Cap Growth Portfolio had capital loss carryforwards of $17,055,735 and $39,105,194, respectively, which were available to the extent provided in regulations and which will expire 2009.

NOTE 8. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of each class of each series were as follows:

                                                                  LARGE-CAP GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                                                 CLASS A                                              CLASS B
                            --------------------------------------------------  ---------------------------------------------------
                            FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED     FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                 APRIL 30, 2002           OCTOBER 31, 2001           APRIL 30, 2002            OCTOBER 31, 2001
                            ------------------------  ------------------------  -------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT        SHARES       AMOUNT
                            ----------  ------------  ----------  ------------  ----------  -------------  ----------  ------------
      Shares sold.........     295,655  $  3,439,010     688,084  $  9,863,351    216,294   $  2,457,622      716,474  $  9,787,145
      Reinvested
       dividends..........          --            --     183,760     2,975,077         --             --      307,434     4,860,532
      Shares redeemed.....    (304,033)   (3,510,174)   (772,040)  (10,723,365)  (433,540)    (4,897,598)    (881,969)  (11,538,253)
                            ----------  ------------  ----------  ------------   --------   ------------   ----------  ------------
      Net increase
       (decrease).........      (8,378) $    (71,164)     99,804  $  2,115,063   (217,246)  $ (2,439,976)     141,939  $  3,109,424
                            ==========  ============  ==========  ============   ========   ============   ==========  ============

                                 --------------------------------------------------
                                                      CLASS II
                                 --------------------------------------------------
                                 FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                      APRIL 30, 2002           OCTOBER 31, 2001
                                 ------------------------  ------------------------
                                   SHARES       AMOUNT       SHARES       AMOUNT
                                 ----------  ------------  ----------  ------------
      Shares sold..............     187,672  $  2,141,912     663,034  $  9,129,607
      Reinvested dividends.....          --            --     169,722     2,683,307
      Shares redeemed..........    (301,982)   (3,407,341)   (561,844)   (7,688,390)
                                 ----------  ------------  ----------  ------------
      Net increase
       (decrease)..............    (114,310) $ (1,265,429)    270,912  $  4,124,524
                                 ==========  ============  ==========  ============

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

                                                                   MID-CAP GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                                                 CLASS A                                              CLASS B
                            --------------------------------------------------  ---------------------------------------------------
                            FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED     FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                 APRIL 30, 2002           OCTOBER 31, 2001           APRIL 30, 2002            OCTOBER 31, 2001
                            ------------------------  ------------------------  -------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT        SHARES       AMOUNT
                            ----------  ------------  ----------  ------------  ----------  -------------  ----------  ------------
      Shares sold.........   1,132,861  $ 12,722,178   5,670,912  $ 85,924,782    425,641   $  4,553,452    1,019,361  $ 13,966,814
      Reinvested
       dividends..........          --            --     792,038    11,769,684         --             --    1,310,123    18,747,699
      Shares redeemed.....  (1,244,175)  (14,013,304) (5,928,998)  (88,878,762)  (704,665)    (7,509,121)  (1,417,182)  (17,455,070)
                            ----------  ------------  ----------  ------------   --------   ------------   ----------  ------------
      Net increase
       (decrease).........    (111,314) $ (1,291,126)    533,952  $  8,815,704   (279,024)  $ (2,955,669)     912,302  $ 15,259,443
                            ==========  ============  ==========  ============   ========   ============   ==========  ============

                                 --------------------------------------------------
                                                      CLASS II
                                 --------------------------------------------------
                                 FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                      APRIL 30, 2002           OCTOBER 31, 2001
                                 ------------------------  ------------------------
                                   SHARES       AMOUNT       SHARES       AMOUNT
                                 ----------  ------------  ----------  ------------
      Shares sold..............     190,971  $  2,058,348     544,582  $  7,489,882
      Reinvested dividends.....          --            --     394,992     5,660,241
      Shares redeemed..........    (254,697)   (2,738,718)   (711,851)   (9,950,417)
                                 ----------  ------------  ----------  ------------
      Net increase
       (decrease)..............     (63,726) $   (680,370)    227,723  $  3,199,706
                                 ==========  ============  ==========  ============

                                                                     SUNAMERICA VALUE FUND
                            -------------------------------------------------------------------------------------------------------
                                                 CLASS A                                              CLASS B
                            --------------------------------------------------  ---------------------------------------------------
                            FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED     FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                 APRIL 30, 2002           OCTOBER 31, 2001           APRIL 30, 2002            OCTOBER 31, 2001
                            ------------------------  ------------------------  -------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT        SHARES       AMOUNT
                            ----------  ------------  ----------  ------------  ----------  -------------  ----------  ------------
      Shares sold.........     709,465  $ 11,278,531     903,263  $ 14,514,893    445,886   $  6,864,992    1,183,573  $ 18,386,774
      Shares issued in
       merger.............     222,667     3,547,219          --            --    679,054     10,431,946           --            --
      Reinvested
       dividends..........     159,250     2,431,740     338,856     5,296,316    225,310      3,327,829      511,432     7,753,273
      Shares redeemed.....    (927,499)  (14,714,282)   (784,070)  (12,687,335)  (671,380)   (10,321,219)    (940,134)  (14,503,414)
                            ----------  ------------  ----------  ------------   --------   ------------   ----------  ------------
      Net increase........     163,883  $  2,543,208     458,049  $  7,123,874    678,870   $ 10,303,548      754,871  $ 11,636,633
                            ==========  ============  ==========  ============   ========   ============   ==========  ============

                            ----------------------------------------------------------------------------
                                                CLASS II#                               CLASS I
                            --------------------------------------------------  ------------------------
                                                                                     FOR THE PERIOD
                            FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED        NOVEMBER 16, 2001*
                                 APRIL 30, 2002           OCTOBER 31, 2001       THROUGH APRIL 30, 2002
                            ------------------------  ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------  ----------  ------------
      Shares sold.........     167,322  $  2,586,154     691,803  $ 10,819,058      26,984  $    433,768
      Shares issued in
       merger.............     278,658     4,280,036          --            --     753,772    12,008,384
      Reinvested
       dividends..........      58,720       867,290      97,604     1,479,681      14,156       216,021
      Shares redeemed.....    (236,962)   (3,653,371)   (413,227)   (6,373,003)   (486,510)   (7,808,150)
                            ----------  ------------  ----------  ------------  ----------  ------------
      Net increase
       (decrease).........     267,738  $  4,080,109     376,180  $  5,925,736     308,402  $  4,850,023
                            ==========  ============  ==========  ============  ==========  ============

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

                                           SUNAMERICA VALUE FUND
                            ---------------------------------------------------
                                                  CLASS Z
                            ---------------------------------------------------
                            FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                 APRIL 30, 2002            OCTOBER 31, 2001
                            -------------------------  ------------------------
                              SHARES       AMOUNT        SHARES       AMOUNT
                            ----------  -------------  ----------  ------------
      Shares sold.........     22,045   $    366,839       20,466  $    338,788
      Shares issued in
       merger.............         --             --           --            --
      Reinvested
       dividends..........      1,606         24,991        2,426        38,547
      Shares redeemed.....    (26,300)      (440,346)     (10,949)     (182,576)
                             --------   ------------   ----------  ------------
      Net increase........     (2,649)  $    (48,516)      11,943  $    194,759
                             ========   ============   ==========  ============

    ----------------
    *   Inception of the class
    #  See Note 2

NOTE 9. DIRECTORS' RETIREMENT PLAN

   The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if a disinterested Director who has at least 10 years of consecutive service as a disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director"), retires after reaching age 60 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An eligible director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.5%. As of April 30, 2002, Large-Cap Growth Portfolio, Mid-Cap Growth Portfolio, and SunAmerica Value Portfolio had accrued $7,142, $12,324, and $19,518, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and as of April 30, 2002 expensed $833, $1,195, and $1,519, respectively, for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

NOTE 10. COMMITMENTS AND CONTINGENCIES

   The SunAmerica Family of Mutual Funds has established committed and uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and Federal Funds Rate plus 100 basis points on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily

SUNAMERICA STYLE SELECT SERIES
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 -- (UNAUDITED)  (CONTINUED)

   unused portion of the $50,000,000 committed line of credit which is included in miscellaneous expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. During the period ended April 30, 2002, the Mid-Cap Growth Portfolio and SunAmerica Value Fund had borrowings outstanding under the line of credit for 13 days and 4 days, respectively, and incurred $654 and $228, respectively in interest charges related to these borrowings. The Mid-Cap Growth and SunAmerica Value Portfolio's average amount of debt under the line of credit for the days utilized was $805,779 and $913,001 at a weighted average interest of 2.25% and 2.23%, respectively. At April 30, 2002, there were no borrowings outstanding.

SunAmerica Style SELECT Series
DIRECTOR INFORMATION  (UNAUDITED)

    The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                       Number of
                                          Term of                                      Funds in
                            Position    Office and                                       Fund                   Other
Name,                      Held With     Length of                                      Complex             Directorships
Address and                SunAmerica      Time           Principal Occupations       Overseen by              Held by
Date of Birth*              Complex       Served           During Past 5 Years        Director(1)             Trustee(2)
--------------             ----------   -----------   ------------------------------  -----------   ------------------------------
S. James Coppersmith       Director     17 years      Retired; formerly, President        42        Director of BJ's Wholesale
DOB: February 21, 1933                                and General Manager, WCVB-TV,                 Club, Inc.; Member of Board of
                                                      a division of the Hearst Corp.                Governors of the Boston Stock
                                                      (1982 to 1994);                               Exchange.
                                                      Director/Trustee of SunAmerica
                                                      Mutual Funds ("SAMF") SAMF and
                                                      Anchor Series Trust ("AST").

Dr. Judith L. Craven       Director     Less than     Retired Administrator;              72        Director, Compaq Computer
DOB: October 6, 1945                    1 year        Trustee, VALIC Company I                      Corporation (1992 to present);
                                                      (November 1998 to present);                   Director, A.G. Belo
                                                      Director, VALIC Company II,                   Corporation (1992 to present);
                                                      (August 1998 to present);                     Director, Sysco Corporation
                                                      Director of SunAmerica Senior                 (1996 to present); Director,
                                                      Floating Rate Fund ("SASRF"),                 Luby's Inc. (1998 to present);
                                                      President, United Way of the                  Director, University of Texas
                                                      Texas Gulf Coast (1992-1998).                 Board of Regents (May 2001 to
                                                                                                    present); formerly, Director,
                                                                                                    Cypress Tree Senior Floating
                                                                                                    Rate Fund, Inc. (June 2000 to
                                                                                                    May 2001); formerly, Director,
                                                                                                    Houston Branch of the Federal
                                                                                                    Reserve Bank of Dallas
                                                                                                    (1992-2000); formerly, Board
                                                                                                    Member, Sisters of Charity of
                                                                                                    the Incarnate Word
                                                                                                    (1996-1999).

William F. Devin           Director     Less than     Director/Trustee of SASRF;          72        Member of the Board of
DOB: December 30, 1938                  1 year        VALIC Company I and VALIC                     Governors, Boston Stock
                                                      Company II.                                   Exchange (1985-Present);
                                                                                                    formerly, Executive Vice
                                                                                                    President, Fidelity Capital
                                                                                                    Markets, a division of
                                                                                                    National Financial Services
                                                                                                    Corporation (1966-1996);
                                                                                                    formerly, Director, Cypress
                                                                                                    Tree Senior Floating Rate
                                                                                                    Fund, Inc. (October 1997-May
                                                                                                    2001).

SunAmerica Style SELECT Series
DIRECTOR INFORMATION  (UNAUDITED) (CONTINUED)

                                                                                       Number of
                                          Term of                                      Funds in
                            Position    Office and                                       Fund                   Other
Name,                      Held With     Length of                                      Complex             Directorships
Address and                SunAmerica      Time           Principal Occupations       Overseen by              Held by
Date of Birth*              Complex       Served           During Past 5 Years        Director(1)             Trustee(2)
--------------             ----------   -----------   ------------------------------  -----------   ------------------------------
Samual M.. Eisenstat       Chairman     16 years      Attorney, solo practitioner;        43        Director of North European Oil
DOB: March 7, 1940         of the                     Chairman of the Boards of                     Royalty Trust.
                           Board                      Directors/Trustees of SAMF,
                                                      AST and SASRF.

Stephen J. Gutman          Director     17 years      Partner and Managing Member of      43        None
DOB: May 10, 1943                                     B.B. Associates LLC (menswear
                                                      specialty retailing and other
                                                      activities) since 1988;
                                                      Director/Trustee of SAMF, AST
                                                      and SASRF.

Peter A. Harbeck           Director     7 years       Director and President,             80        None
DOB: January 23, 1954      and                        SunAmerica, since 1995;
                           President                  Director, AIG Asset Management
                                                      International, Inc. ("AIGAMI")
                                                      since 2000; Managing Director,
                                                      John McStay Investment
                                                      Counsel, L.P. ("JMIC") since
                                                      1999; Director, SACS, since
                                                      1993; Director and President,
                                                      SunAmerica Fund Services, Inc.
                                                      ("SAFS"), since 1988;
                                                      President, SAMF, AST and
                                                      SASRF; Director, VALIC
                                                      Company I and VALIC
                                                      Company II, since October
                                                      2001.

Sebastiano Sterpa          Director     10 years      Founder and Chairman of the         34        Director, Real Estate Business
DOB: July 18, 1929                                    Board of the Sterpa Group                     Service and Countrywide
                                                      (real estate) since 1962;                     Financial.
                                                      Director/ Trustee of SAMF.

------------
* The business address for each Director is the SunAmerica Center, 733 Third Avenue, 3rd floor, New York, NY 10017-3204.

(1) The "Fund Complex" consists of all registered investment company portfolios for which the investment advisor serves as investment advisor or business manager.

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling
(800) 445-SUN2.

AIG    SUNAMERICA
       MUTUAL FUNDS

       The SunAmerica Center
       733 Third Avenue
       New York, NY 10017-3204

DIRECTORS/TRUSTEES
   S. JAMES COPPERSMITH
   DR. JUDITH L. CRAVEN
   WILLIAM F. DEVIN
   SAMUEL M. EISENSTAT, ESQ.
   STEPHEN J. GUTMAN
   PETER A. HARBECK
   SEBASTIANO STERPA

OFFICERS
   PETER A. HARBECK, PRESIDENT
   PETER C. SUTTON, VICE PRESIDENT
   ROBERT M. ZAKEM, SECRETARY
   DONNA M. HANDEL, TREASURER
   BRIAN P. CLIFFORD, VICE PRESIDENT
   J. STEVEN NEAMTZ, VICE PRESIDENT
   STEVEN SCHOEPKE, VICE PRESIDENT
   NANCY KELLY, VICE PRESIDENT
   PETER E. PISAPIA, VICE PRESIDENT
     AND ASSISTANT SECRETARY
   ABBE P. STEIN, VICE PRESIDENT
     AND ASSISTANT SECRETARY
   JULIE A. STAMM, ASSISTANT SECRETARY
   LAURA E. FILIPPONE, ASSISTANT TREASURER
   GREGORY R. KINGSTON, VICE PRESIDENT
     AND ASSISTANT TREASURER
   DONALD H. GUIRE, ASSISTANT TREASURER

INVESTMENT ADVISER
   SUNAMERICA ASSET MANAGEMENT CORP.
   THE SUNAMERICA CENTER
   733 THIRD AVENUE
   NEW YORK, NY 10017-3204

DISTRIBUTOR
   SUNAMERICA CAPITAL SERVICES, INC.
   THE SUNAMERICA CENTER
   733 THIRD AVENUE
   NEW YORK, NY 10017-3204

SHAREHOLDER SERVICING AGENT
   SUNAMERICA FUND SERVICES, INC.
   THE SUNAMERICA CENTER
   733 THIRD AVENUE
   NEW YORK, NY 10017-3204

CUSTODIAN AND TRANSFER AGENT
   STATE STREET BANK AND TRUST COMPANY
   P.O. BOX 219373
   KANSAS CITY, MO 64121

THIS REPORT IS SUBMITTED SOLELY FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF THE FUND. DISTRIBUTION OF THIS REPORT TO PERSONS OTHER THAN SHAREHOLDERS OF THE FUND IS AUTHORIZED ONLY IN CONNECTION WITH A CURRENTLY EFFECTIVE PROSPECTUS, SETTING FORTH DETAILS OF THE FUND, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

THE ACCOMPANYING REPORT HAS NOT BEEN EXAMINED BY INDEPENDENT ACCOUNTANTS AND ACCORDINGLY NO OPINION HAS BEEN EXPRESSED THEREON.




DISTRIBUTED BY:
AIG SUNAMERICA CAPITAL SERVICES, INC.


SISAN-4/02